UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number: 811-07589
THE HARTFORD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)
P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)
Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (860) 843-9934
Date of fiscal year end: October 31st
Date of reporting period: November 1, 2008 — April 30, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
THE HARTFORD MUTUAL FUNDS
2009 Semi-Annual Report
The Hartford Income Allocation Fund

A MESSAGE FROM THE PRESIDENT
Dear Fellow Shareholders,
First and foremost, thank you for choosing The Hartford Mutual Funds.
My team and I realize the past year has been an extremely turbulent one for all investors. That’s why we’re even more honored that you’ve trusted our fund family to help you meet your investing needs.
The beginning of 2009 saw a continuation of the persistent volatility that defined the second half of 2008. Despite the rocky start, a cautious optimism began to surface when some stock indices started to show signs of life in March.
Although the outlook for the economy remains uncertain—as it often has been—I believe that the market environment will eventually improve, and that a long-awaited recovery will ultimately bring with it opportunities for growth.
In the meantime, you might do well to schedule an appointment with your financial professional—especially if the astonishingly high levels of volatility that we’ve experienced have left you wondering if your financial plan is still on track.
Alongside your financial professional, you can determine if your portfolio is adequately diversified, or if you need to adjust your investment strategy in order to help meet your long-term goals.
Volatility has caused investors considerable discomfort during the past year. But no matter what market challenges we may face, you can be certain that The Hartford Mutual Funds’ commitment to you remains unchanged—to provide you with the outstanding investments and service that you have come to expect from us.
Robert Arena
President
The Hartford Mutual Funds

The Hartford Income Allocation Fund

Manager Discussions (Unaudited)	2

Financial Statements

Schedule of Investments at April 30, 2009 (Unaudited)	4

Statement of Assets and Liabilities at April 30, 2009 (Unaudited)	5

Statement of Operations for the Six Month Period Ended April 30, 2009 (Unaudited)	6

Statement of Changes in Net Assets for the Six Month Period Ended April 30, 2009 (Unaudited) and the Year Ended October 31, 2008	7

Notes to Financial Statements (Unaudited)	8

Financial Highlights (Unaudited)	18

Directors and Officers (Unaudited)	19

How to Obtain a Copy of the Fund’s Proxy Voting Policies and Proxy Voting Records (Unaudited)	21

Quarterly Portfolio Holdings Information (Unaudited)	21

Expense Example (Unaudited)	22

The Hartford Income Allocation Fund
(subadvised by Hartford Investment Management Company)
Performance Overview(1) 5/28/04 — 4/30/09
Growth of a $10,000 investment in Class A which includes Sales Charge
Income Allocation A $9,550 starting value $10,272 ending value Barclays Capital U.S. Aggregate Bond Index $10,000 starting value $12,679 ending value
Barclays Capital U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index.
You cannot invest directly in an index.
The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Portfolio Managers
Hugh Whelan, CFA	Edward C. Caputo, CFA
Managing Director	Vice President
Investment objective — Seeks current income and, as a secondary objective, capital preservation.
Average Annual Total Returns(2,3,4) (as of 4/30/09)

	Inception	1	Since
	Date	Year	Inception

Income Allocation A#	5/28/04	-6.06%	1.49%
Income Allocation A##	5/28/04	-10.29%	0.55%
Income Allocation B#	5/28/04	-6.87%	0.76%
Income Allocation B##	5/28/04	-11.33%	0.41%
Income Allocation C#	5/28/04	-6.86%	0.76%
Income Allocation C##	5/28/04	-7.75%	0.76%
Income Allocation I#	5/28/04	-5.92%	1.62%
Income Allocation R3#	5/28/04	-6.43%	1.33%
Income Allocation R4#	5/28/04	-6.23%	1.43%
Income Allocation R5#	5/28/04	-5.95%	1.60%

#	Without sales charge

##	With sales charge
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.
(1)	Growth of a $10,000 investment in Classes B, C, I, R3, R4 and R5 shares will vary from results seen above due to differences in the expenses charged to these classes.

(2)	Class I shares commenced operations on 8/31/06. Performance prior to 8/31/06 reflects Class A performance. Class R3, R4 and R5 shares commenced operations on 12/22/06. Performance prior to 12/22/06 reflects Class A performance.

(3)	The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.

(4)	Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on April 30, 2009, which excludes investment transactions as of this date.
How did the Fund perform?
The Class A shares of The Hartford Income Allocation Fund returned 6.48%, before sales charge, for the six-month period ended April 30, 2009, versus 5.96% for the Lipper Intermediate Investment Grade Debt Funds category, and 7.74% for the Barclays Capital U.S. Aggregate Bond Index.
Why did the Fund perform this way?
The U.S. recession continued to deepen during the six-month period under review. Rising unemployment weighed on personal income and spending, while first quarter industrial production posted the steepest quarterly decline in more than 30 years. However, as the six-month period drew to a close, there were some signs that perhaps the rate of economic decline was beginning to slow. Financial conditions stabilized a bit, while the Fed’s purchases of long-term Treasuries and mortgage-backed securities also provided strong support for the mortgage market, driving fixed mortgage rates lower.
In fixed income, five and ten year Treasury yields increased during the 6-month period. Within the major sectors of the Barclays U.S. Aggregate Index, investment grade credit was the

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top performer at 11.47%, while commercial mortgage-backed securities (CMBS) were the weakest performers at 1.32%. In the high yield asset classes, high yield bonds and emerging markets debt both outperformed the Barclays Capital U.S. Aggregate Index, while floating rate notes did not. In addition, Treasury Inflation-Protection Securities (TIPS) were the best performing investment grade asset class in the Fund’s investment universe at 9.46%.
There are two main drivers of the Fund’s performance: asset allocation among various asset classes and performance of the underlying funds. With regard to asset allocation, the Fund is fully invested in the fixed income markets. Therefore, we seek to add value by strategically allocating within the fixed income investment sub asset classes. During the period, overall asset allocation detracted from performance. Specifically, favorable allocations to TIPS failed to offset the impact of unfavorable allocations to floating rate notes.
Beyond the asset allocation decision, we also seek to add value by selecting the underlying mutual funds that will most effectively deliver the target asset class exposures. We analyze all of the funds in our investment universe, looking through each fund’s objectives and stated benchmark to see what it actually holds and how it really behaves. During the period, our underlying fund selection process detracted from the Fund’s performance.
Based on the risk profile of the Fund, the Fund’s duration (a measure of a bond’s sensitivity to changes in interest rates) is targeted to be less than the Barclay’s Aggregate Index. For the period, the shorter duration positioning detracted from the Fund’s performance.
During the period, the Fund continued to utilize Exchange-Traded Funds (ETFs) to obtain asset class exposures otherwise unavailable through The Hartford family of funds. Specifically, the Fund has an allocation to an ETF that provides emerging market debt exposure.
Whenever possible, we rely on cash flows to execute our allocation changes. That was the case during the six-month period ended April 30, and no hard rebalance (i.e. a fund rebalancing to move the underlying fund investments to their target allocation percentages) was required.
What is the outlook?
In fixed income risk premiums (the additional compensation paid to investors to tolerate the increased level of risk in a given asset class relative to Treasuries) across most asset classes reversed course and began to contract as conditions improved and volatility declined. An onslaught of government policy, from fiscal stimulus to quantitative easing, was the primary catalyst and buyers of historically inexpensive corporate debt emerged as more market participants recognized relative value versus equities. Although risk premiums have come off their historical peak, spreads remain significantly wider (i.e. short and long term interest rates farther apart) than in prior recessions.
We believe that investors are well served by adhering to a strategic, diversified portfolio and rebalancing accordingly. We construct these portfolios based upon the long-term properties of asset classes. We look at their long-term returns, volatilities, and correlations between each other and run optimizations to build an optimal portfolio.
At a meeting held on May 6, 2009, the Board of Directors of The Hartford Mutual Funds, Inc. approved on behalf of The Hartford Income Allocation Fund (the “Acquired Fund”) and The Hartford Total Return Bond Fund (the “Acquiring Fund”), the reorganization of the Acquired Fund with and into the Acquiring Fund (the “Reorganization”).
Effective July 31, 2009, shares of the Acquired Fund will no longer be sold to new investors or existing shareholders (except through reinvested dividends) or be eligible for exchanges from other Hartford Mutual Funds.
The Board of Directors of The Hartford Mutual Funds, Inc. has called for a Special Meeting of Shareholders of the Acquired Fund (the “Meeting”) to be held on or about September 9, 2009, for the purpose of seeking the approval of the Agreement and Plan of Reorganization (the “Reorganization Agreement”) by the shareholders of the Acquired Fund.
Composition by Underlying Fund
as of April 30, 2009

Percentage of Net
Fund Name	Assets
Powershares Emerging Markets Sovereign Debt Portfolio ETF	2.2%
State Street Bank Money Market Fund	0.0
The Hartford Floating Rate Fund, Class Y	12.9
The Hartford High Yield Fund, Class Y	8.4
The Hartford Income Fund, Class Y	12.3
The Hartford Inflation Plus Fund, Class Y	14.1
The Hartford Short Duration Fund, Class Y	18.2
The Hartford Strategic Income Fund, Class Y	4.5
The Hartford Total Return Bond Fund, Class Y	27.1
Other Assets and Liabilities	0.3

Total	100.0%

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The Hartford Income Allocation Fund
Schedule of Investments
April 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 97.5%
FIXED INCOME FUNDS - 97.5%
1,199	The Hartford Floating Rate Fund, Class Y		$8,730
1,005	The Hartford High Yield Fund, Class Y		5,739
974	The Hartford Income Fund, Class Y		8,354
892	The Hartford Inflation Plus Fund, Class Y		9,558
1,357	The Hartford Short Duration Fund, Class Y		12,379
393	The Hartford Strategic Income Fund, Class Y		3,037
1,913	The Hartford Total Return Bond Fund, Class Y		18,381

	Total fixed income funds (cost $71,275)		$66,178

	Total investments in affiliated investment companies (cost $71,275)		$66,178

EXCHANGE TRADED FUNDS - 2.2%
64	Powershares Emerging Markets Sovereign Debt Portfolio ETF		1,461

	Total exchange traded funds (cost $1,518)		$1,461

	Total long-term investments (cost $72,793)		$67,639

SHORT-TERM INVESTMENTS - 0.0%
8	State Street Bank Money Market Fund		$8

	Total short-term investments (cost $8)		$8

	Total investments (cost $72,801)▲	99 .7%	$67,647
	Other assets and liabilities	0 .3%	220

	Total net assets	100.0%	$67,867

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At April 30, 2009, the cost of securities for federal income tax purposes was $73,658 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(6,011)

Net Unrealized Depreciation	$(6,011)

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.
FAS 157 Disclosure of Investment Valuation Hierarchy Levels

Assets:
Investment in securities — Level 1	$67,647

Total	$67,647

The accompanying notes are an integral part of these financial statements.

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The Hartford Income Allocation Fund
Statement of Assets and Liabilities
April 30, 2009 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at fair value (cost $1,526)	$1,469
Investments in underlying affiliated funds, at fair value (cost $71,275)	66,178
Receivables:
Fund shares sold	453
Dividends and interest	223
Other assets	77

Total assets	68,400

Liabilities:
Payables:
Investment securities purchased	236
Fund shares redeemed	277
Investment management fees	2
Distribution fees	6
Accrued expenses	12

Total liabilities	533

Net assets	$67,867

Summary of Net Assets:
Capital stock and paid-in-capital	76,114
Accumulated undistributed net investment income	28
Accumulated net realized loss on investments	(3,121)
Unrealized depreciation of investments	(5,154)

Net assets	$67,867

Shares authorized	400,000

Par value	$0.001

Class A: Net asset value per share/Maximum offering price per share	$8.73/$9.14

Shares outstanding	4,535

Net assets	$39,586

Class B: Net asset value per share	$8.72

Shares outstanding	749

Net assets	$6,530

Class C: Net asset value per share	$8.72

Shares outstanding	2,110

Net assets	$18,406

Class I: Net asset value per share	$8.73

Shares outstanding	132

Net assets	$1,154

Class R3: Net asset value per share	$8.73

Shares outstanding	15

Net assets	$134

Class R4: Net asset value per share	$8.72

Shares outstanding	179

Net assets	$1,557

Class R5: Net asset value per share	$8.73

Shares outstanding	57

Net assets	$500

The accompanying notes are an integral part of these financial statements.

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The Hartford Income Allocation Fund
Statement of Operations
For the Six Month Period Ended April 30, 2009 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$37
Dividends from underlying affiliated funds	1,507

Total investment income	1,544

Expenses:
Investment management fees	42
Transfer agent fees	37
Distribution fees
Class A	45
Class B	28
Class C	63
Class R3	—
Class R4	2
Custodian fees	—
Accounting services	4
Registration and filing fees	41
Board of Directors’ fees	2
Audit fees	3
Other expenses	12

Total expenses (before waivers)	279
Expense waivers	(50)
Transfer agent fee waivers	—

Total waivers	(50)

Total expenses, net	229

Net investment income	1,315

Net Realized Loss on Investments:
Net realized loss on investments in underlying affiliated funds	(1,439)
Net realized loss on investments in securities	(54)

Net Realized Loss on Investments	(1,493)

Net Changes in Unrealized Appreciation of Investments:
Net unrealized appreciation of investments	3,929

Net Changes in Unrealized Appreciation of Investments	3,929

Net Gain on Investments	2,436

Net Increase in Net Assets Resulting from Operations	$3,751

The accompanying notes are an integral part of these financial statements.

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The Hartford Income Allocation Fund
Statement of Changes in Net Assets
(000’s Omitted)

	For the Six-Month
	Period Ended	For the
	April 30, 2009	Year Ended
	(Unaudited)	October 31, 2008
Operations:
Net investment income	$1,315	$2,789
Net realized loss on investments	(1,493)	(961)
Net unrealized appreciation (depreciation) of investments	3,929	(8,966)

Net increase (decrease) in net assets resulting from operations	3,751	(7,138)

Distributions to Shareholders:
From net investment income
Class A	(886)	(1,943)
Class B	(113)	(257)
Class C	(262)	(490)
Class I	(19)	(46)
Class R3	(2)	(1)
Class R4	(31)	(27)
Class R5	(8)	(2)

Total distributions	(1,321)	(2,766)

Capital Share Transactions:
Class A	1,941	8,478
Class B	864	641
Class C	6,802	4,311
Class I	479	(373)
Class R3	111	11
Class R4	374	1,182
Class R5	401	83

Net increase from capital share transactions	10,972	14,333

Net increase in net assets	13,402	4,429
Net Assets:
Beginning of period	54,465	50,036

End of period	$67,867	$54,465

Accumulated undistributed (distribution in excess of) net investment income (loss)	$28	$34

The accompanying notes are an integral part of these financial statements.

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The Hartford Income Allocation Fund
Notes to Financial Statements
April 30, 2009 (Unaudited)
(000’s Omitted)
1.	Organization:

The Hartford Mutual Funds, Inc. (“Company”) is an open-end management investment company comprised of fifty-two portfolios. Financial statements for The Hartford Income Allocation Fund (the “Fund”), a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge which is assessed on the lesser of the per share net asset value (“NAV”) of the shares at the time of redemption or the original purchase price, and declines from up to 5.00% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class I shares are sold without sales charges to certain eligible investors through advisory fee-based wrap programs. Classes R3, R4, R5 shares, which are offered to employer-sponsored retirement plans, are sold without a sales charge. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, with the exceptions that each class may have different expenses, which may affect performance, and except that Class B shares automatically convert to Class A shares after 8 years.

The Fund, as a “Fund of Funds”, invests the majority of its assets in Class Y shares of other Hartford mutual funds (“Underlying Funds”) as well as certain exchange-traded funds (“ETFs”). The Fund seeks its investment goals through implementation of a strategic asset allocation recommendation provided by Hartford Investment Management Company (“Hartford Investment Management”), a wholly-owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”).

Effective at the close of business on September 30, 2009 (the “Close Date”), no new or additional investments will be allowed in Class B shares of The Hartford Mutual Funds (including investments through any systematic investment plan). After the Close Date, existing shareholders of Class B shares may continue to hold their Class B shares, exchange their Class B shares for Class B shares of another Hartford Mutual Fund (as permitted by existing exchange privileges), and redeem their Class B shares as described in the Fund’s prospectus. Reinstatement privileges with respect to Class B shares will continue under the current policy. If you have chosen to reinvest capital gains and dividends, any such capital gains or dividends on Class B shares will continue to be reinvested in Class B shares of the Fund. For Class B shares outstanding as of the Close Date, all Class B share attributes, including the 12b-1 fee, contingent deferred sales charge schedule, and conversion to Class A shares remain unchanged.

2.	Significant Accounting Policies:

The accounting policies of the affiliated underlying funds are outlined in the shareholder reports for such funds, available (1) without charge, upon request, by calling 888-843-7824 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov. The reports may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The affiliated Underlying Funds are not covered by this report.

The following is a summary of significant accounting policies of the Fund, which are in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”).
a)	Security Transactions and Investment Income — Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

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Dividend income is accrued as of the ex-dividend date. Income and capital gain distributions from Underlying Funds are recorded on the ex-dividend date.

b)	Security Valuation — Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the valuation date.

The Fund generally uses market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary markets, but before the close of the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) that is expected to affect the value of the portfolio security. The circumstances in which the Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of stocks primarily traded on foreign markets, the Fund uses a fair value pricing service approved by the Fund’s Board of Directors, which employs quantitative models that evaluate changes in the value of foreign market proxies (e.g., futures contracts, ADR’s, exchange traded funds (“ETF’s”)) after the close of the foreign markets but before the close of the Exchange. Securities that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the close of the Exchange. There can be no assurance that the Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV.

Debt securities (other than short-term obligations and senior floating rate interests) held by the Fund are valued on the basis of valuations furnished by an independent pricing service which determines valuations for normal institutional size trading units of debt securities. Senior floating rate interests generally trade in over-the-counter markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Securities for which prices are not available from an independent pricing service are valued using market quotations obtained from one or more dealers that make markets in the securities in accordance with procedures established by the Fund’s Board of Directors. Generally, the Fund may use fair valuation in regard to debt securities when the Fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments that mature in 60 days or less are valued at amortized cost, which approximates market value.

Exchange traded equity securities shall be valued at the last reported sale price on the exchange or market on which the security is primarily traded (the “Primary Market”) at the Valuation Time. If the security did not trade on the Primary Market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades. The value of an equity security not traded on any exchange but traded on the Nasdaq Stock Market, Inc. (“Nasdaq”) or another over-the-counter market shall be valued at the last reported sale price or official closing price on the exchange or market on which the security is traded as of the Valuation Time. If it is not possible to determine the last reported sale price or official closing price on the relevant exchange or market at the Valuation Time, the value of the security shall be taken to be the most recent mean between bid and asked prices on such exchange or market at the Valuation Time.

Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

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The Hartford Income Allocation Fund

Notes to Financial Statements — (continued)
April 30, 2009 (Unaudited)
(000’s Omitted)
Options contracts on securities, currencies, indexes, futures contracts, commodities and other instruments shall be valued at their most recent sales price at the Valuation Time on the Primary Market on which the instrument is primarily traded. If the instrument did not trade on the Primary Market, it may be valued at the most recent sales price at the Valuation Time on another exchange or market where it did trade.

Futures contracts are valued at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively. If a settlement price is not available, futures contracts will be valued at the most recent trade price as of the Valuation Time. If there were no trades, the contract shall be valued at the mean of the closing bid/ask prices as of the Valuation Time.

Financial instruments for which prices are not available from an independent pricing service are valued using market quotations obtained from one or more dealers that make markets in securities in accordance with procedures established by the Fund’s Board of Directors.

A forward currency contract shall be valued based on the price of the underlying currency at the prevailing interpolated exchange rate, which is a combination of the spot currency rate and the forward currency rate. Spot currency rates and forward currency rates are obtained from an independent pricing service on a daily basis not more than one hour before the Valuation Time.

Swaps are valued based on custom valuations furnished by an independent pricing service. Swaps for which prices are not available from an independent pricing service are valued in accordance with procedures established by the Fund’s Board of Directors.

Other derivative or contractual type instruments shall be valued using market prices if such instruments trade on an exchange or market. If such instruments do not trade on an exchange or market, such instruments shall be valued at a price at which the counterparty to such contract would repurchase the instrument. In the event that the counterparty cannot provide a price, such valuation may be determined in accordance with procedures established by the Fund’s Board of Directors.

c)	Indexed Securities — The Fund may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Fund uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in using conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there may be a limit to the potential appreciation of the investment. The Fund had investments in indexed securities as of April 30, 2009, as shown on the Schedule of Investments under Exchange Traded Funds.

d)	Fund Share Valuation and Dividend Distributions to Shareholders — Orders for the Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of the Fund’s shares is determined as of the close of each business day of the Exchange. The NAV is determined separately for each class of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Orders for the purchase of the Fund’s shares prior to the close of the Exchange on any day on which the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

The Fund intends to distribute substantially all of its net investment income and net realized capital gains to shareholders no less frequently than once a year. Normally, dividends from net investment income of the Fund are declared and paid monthly. Dividends are paid on shares beginning on the business day after the day when the funds used to purchase the shares are collected by the transfer agent for the Fund. Long-term capital gains distributions received from underlying funds are distributed at least annually, when required. Unless shareholders specify otherwise, all dividends and distributions will be automatically reinvested in additional full or fractional shares of the Fund.

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Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences include but are not limited to foreign currency gains and losses, losses deferred due to wash sales adjustments, adjustments related to Passive Foreign Investment Companies and certain derivatives, and excise tax regulations. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts footnote).

e)	Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management’s estimates.

f)	Financial Accounting Standards Board Financial Accounting Standards No. 157 — Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. Fair value is defined under FAS 157 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Under FAS 157, a fair value measurement should reflect all of the assumptions that market participants would use in pricing the asset or liability, including assumptions about the risk inherent in a particular valuation technique, the effect of a restriction on the sale or use of an asset, and the risk of nonperformance.

Various inputs are used in determining the value of the Fund’s investment. These inputs are summarized, per FAS 157, into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 — Quoted prices in active markets for identical securities. Level 1 includes exchange-traded instruments such as domestic equities, some foreign equities, options, futures, mutual funds, ETF’s, and rights and warrants.

•	Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar securities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the security. Level 2 includes debt securities that are traded less frequently than exchange-traded instruments and that are valued using third party pricing services and foreign equities, whose value is determined using a multi-factor regression model with inputs that are observable in the market; and money market instruments, which are carried at amortized cost.

•	Level 3 — Significant unobservable inputs that are supported by little or no market activity. Level 3 includes financial instruments whose values are determined using broker quotes and require significant management judgment or estimation. This category includes broker quoted securities, long dated OTC options and securities where trading has been halted or there are certain restrictions on trading. While these securities are priced using unobservable inputs, the valuation of these securities reflects the best available data and management believes the prices are a good representation of exit price.
Individual securities within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

FAS 157 also requires that a roll forward reconciliation be shown for all Level 3 securities from the beginning of the reporting period to the end of the reporting period. Part of this reconciliation includes transfers in and/or out of Level 3. For purposes of this reconciliation, transfers in are shown at the end of period fair value and transfers out are shown at the beginning of period fair value. During the six-month period ended April 30, 2009, the Fund held no Level 3 securities.

11

The Hartford Income Allocation Fund

Notes to Financial Statements — (continued)
April 30, 2009 (Unaudited)
(000’s Omitted)
FASB Staff Position No. 157-4 — In April 2009, FASB released FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP FAS 157-4”). FSP FAS 157-4 provides additional guidance on determining whether a market for a financial asset is not active and a transaction is not distressed when measuring fair value under FAS 157. The FSP also requires additional disclosure detail on debt and equity securities by major investment categories. FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. At this time, management is evaluating the implications of FSP FAS 157-4 and does not believe it will impact valuation but will require additional disclosure. This additional disclosure has not yet been implemented.

g)	Financial Accounting Standards Board Financial Accounting Standards No. 161 — In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company and any credit risk-related contingent features of the agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and has not yet implemented the new disclosure standard.

h)	Indemnifications: Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities law. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
3.	Federal Income Taxes:
a)	Federal Income Taxes — For federal income tax purposes, the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of regulated investment companies. The Fund has distributed substantially all of its income and capital gains in prior years and the Fund intends to distribute substantially all of its income and gains during the calendar year ending December 31, 2009. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended	For the Year Ended
	October 31, 2008	October 31, 2007
Ordinary Income	$2,766	$1,942

12

As of October 31, 2008, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$34
Accumulated Capital Losses*	$(771)
Unrealized Depreciation†	$(9,940)

Total Accumulated Deficit	$(10,677)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.

†	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable to the tax deferral of wash sales losses, the mark-to-market adjustment for certain derivatives in accordance with IRC Sec. 1256, the mark to market for Passive Foreign Investment Companies and basis differences in real estate investment trusts.
c)	Reclassification of Capital Accounts — In accordance with American Institute of Certified Public Accountants (AICPA) Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, the Fund has recorded reclassifications in its capital accounts. These reclassifications had no impact on the NAV of the Fund. The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as net operating losses that reduce distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. As of October 31, 2008, the Fund had no reclassifications.

d)	Capital Loss Carryforward — At October 31, 2008 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes of approximately:

Year	Amount
2014	$38
2015	96
2016	637

Total	$771

e)	Financial Accounting Standards Board Interpretation No. 48 — On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The Fund adopted FIN 48 for fiscal years beginning after December 15, 2006. Management has evaluated the implications of FIN 48 for all open tax years (tax years ended October 31, 2006 — 2008) and has determined there is no impact to the Fund’s financial statements.
4.	Expenses:
a)	Investment Management Agreements — Hartford Investment Financial Services, LLC (“HIFSCO”) serves as investment manager to the Fund pursuant to an Investment Management Agreement with The Hartford Mutual Funds, Inc. As investment manager, HIFSCO has overall investment supervisory responsibility for the Fund. In addition, HIFSCO provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HIFSCO has contracted with Hartford Investment Management for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HIFSCO, a portion of which may be used to compensate Hartford Investment Management.

13

The Hartford Income Allocation Fund

Notes to Financial Statements — (continued)
April 30, 2009 (Unaudited)
(000’s Omitted)
The schedule below reflects the rates of compensation paid to HIFSCO for investment management services rendered during the six-month period ended April 30, 2009; the rates are accrued daily and paid monthly:

Average Daily Net Assets	Annual Fee
On first $500 million	0.15%
On next $4.5 billion	0.10%
On next $5 billion	0.08%
Over $10 billion	0.07%
b)	Accounting Services Agreement — Pursuant to the Fund Accounting Agreement between Hartford Life Insurance Company (“HLIC”) and the Fund, HLIC provides accounting services to the Fund and receives monthly compensation on the Fund’s average net assets. The Fund’s accounting service fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.014%
On next $5 billion	0.012%
Over $10 billion	0.010%
c)	Operating Expenses — Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within the Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund. During the six-month period ended April 30, 2009, HIFSCO has contractually limited the total operating expenses of this Fund, exclusive of taxes, interest expense, brokerage commissions, certain distribution expenses and extraordinary expenses as follows:

Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5
1.20%	1.95%	1.95%	0.95%	1.59%	1.29%	0.99%
Voluntary limitations for total operating expenses include expenses incurred as the result of investing in other investment companies. Amounts incurred which exceed the above limits are deducted from expenses and are reported as waivers on the accompanying Statement of Operations.

d)	Distribution and Service Plan for Class A, B, C, R3 and R4 Shares — HIFSCO is the principal underwriter and distributor of the Fund. HIFSCO is engaged in distribution activities, which include marketing and distribution of shares through broker-dealers, financing distribution costs and maintaining financial books and records. For the six-month period ended April 30, 2009, HIFSCO received front-end load sales charges of $117 and contingent deferred sales charges of $14 from the Fund.

The Fund has adopted Distribution and Service Plans in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, to compensate the distributor (HIFSCO) for activities intended to result in the sale and distribution of Classes A, B, C, R3 and R4 shares and for providing services for shareholders. The Rule 12b-1 plan applicable to Class A shares of the Funds provides for payment of a Rule 12b-1 fee of up to 0.35% of average daily net assets; however, the Board of Directors has currently authorized 12b-1 payments of only up to 0.25%. Some or all of the fee may be used for shareholder servicing expenses with the remainder used for distribution expenses. Some or the entire Rule 12b-1 fee for Class B shares may be remitted to broker-dealers for distribution and/or shareholder account services. Under the Class B Plan, the Fund pays the distributor 1.00% of the average daily net assets of Class B shares that are outstanding for 8 years or less, 0.25% of which is a fee for services provided to existing shareholders with the remainder used for distribution expenses. After eight years, Class B shares convert to Class A shares. Upon conversion to Class A shares, the Class A plan described above will apply to those shares. Under the Class C Plan, the Fund pays the distributor 1.00% of the average daily net assets of Class C shares outstanding, 0.25% of which is intended as a fee for services provided to existing shareholders with the remainder used for distribution expenses. For Class C shares, some or the entire fee may

14

be remitted to broker-dealers for distribution and/or shareholder account services. Class R3 shares have a distribution fee of 0.50% and Class R4 shares have a distribution fee of 0.25%. For Classes R3 and R4 shares, some or the entire fee may be remitted to broker dealers for distribution and/or shareholder account services. The Fund’s 12b-1 fees are accrued daily and paid monthly.

For the six-month period ended April 30, 2009, total sales commissions paid to affiliated brokers/dealers of The Hartford for distributing the Fund’s shares were $6. These commissions are in turn paid to sales representatives of the broker/dealers.

e)	Other Related Party Transactions — Certain officers of the Fund are directors and/or officers of HIFSCO and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2009, a portion of the Fund’s chief compliance officer’s salary was paid by the Fund in an amount, which rounds to zero. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated $37 for providing such services. These fees are accrued daily and paid monthly.
5.	Affiliate Holdings:

As of April 30, 2009, affiliates of The Hartford had ownership of shares in the Fund as follows:

Shares
Class R3	1
6.	Investment Transactions:

For the six-month period ended April 30, 2009, the Fund’s aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$19,721
Sales Proceeds Excluding U.S. Government Obligations	8,788

15

The Hartford Income Allocation Fund

Notes to Financial Statements — (continued)
April 30, 2009 (Unaudited)
(000’s Omitted)
7.	Capital Share Transactions:

The following information is for the six-month period ended April 30, 2009 and the year ended October 31, 2008:

	For the Six-Month Period Ended April 30, 2009					For the Year Ended October 31, 2008
		Shares		Shares			Shares		Shares
		Issued for		Issued	Net Increase		Issued for		Issued	Net Increase
	Shares	Reinvested	Shares	from	(Decrease) of	Shares	Reinvested	Shares	from	(Decrease) of
	Sold	Dividends	Redeemed	Merger	Shares	Sold	Dividends	Redeemed	Merger	Shares
Class A
Shares	1,673	99	(1,541)	—	231	2,659	190	(2,026)	—	823
Amount	$14,209	$830	$(13,098)	$—	$1,941	$25,406	$1,813	$(18,741)	$—	$8,478
Class B
Shares	195	12	(105)	—	102	277	22	(235)	—	64
Amount	$1,649	$100	$(885)	$—	$864	$2,664	$213	$(2,236)	$—	$641
Class C
Shares	1,072	26	(302)	—	796	1,066	40	(674)	—	432
Amount	$9,131	$219	$(2,548)	$—	$6,802	$10,246	$378	$(6,313)	$—	$4,311
Class I
Shares	66	2	(11)	—	57	36	4	(79)	—	(39)
Amount	$553	$16	$(90)	$—	$479	$348	$38	$(759)	$—	$(373)
Class R3
Shares	13	—	—	—	13	1	—	—	—	1
Amount	$110	$2	$(1)	$—	$111	$10	$1	$—	$—	$11
Class R4
Shares	98	4	(57)	—	45	163	3	(42)	—	124
Amount	$821	$31	$(478)	$—	$374	$1,558	$27	$(403)	$—	$1,182
Class R5
Shares	58	1	(12)	—	47	10	—	(1)	—	9
Amount	$500	$8	$(107)	$—	$401	$93	$1	$(11)	$—	$83
The following reflects the conversion of Class B Shares into Class A Shares (reflected as Class A Shares issued and Class B shares redeemed) for the six-month period ended April 30, 2009 and the year ended October 31, 2008:

	Shares	Dollars
For the Six-Month Period Ended April 30, 2009	3	$30
For the Year Ended October 31, 2008	6	$61
8.	Line of Credit:

The Fund is one of several Hartford Funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Fund is required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. During the six-month period ended April 30, 2009, the Fund did not have any borrowings under this facility.

9.	Proposed Reorganization:

At a meeting held on May 6, 2009, the Board of Directors of The Hartford Mutual Funds, Inc. approved on behalf of The Hartford Income Allocation Fund (the “Acquired Fund”) and The Hartford Total Return Bond Fund (the “Acquiring Fund”), the reorganization of the Acquired Fund with and into the Acquiring Fund (the “Reorganization”).

Effective July 31, 2009, shares of the Acquired Fund will no longer be sold to new investors or existing shareholders (except through reinvested dividends) or be eligible for exchanges from other Hartford Mutual Funds.

16

The Board of Directors of The Hartford Mutual Funds, Inc. has called for a Special Meeting of Shareholders of the Acquired Fund (the “Meeting”) to be held on or about September 9, 2009, for the purpose of seeking the approval of the Agreement and Plan of Reorganization (the “Reorganization Agreement”) by the shareholders of the Acquired Fund.
If the Reorganization Agreement is approved by the shareholders of the Acquired Fund, the Reorganization Agreement contemplates: (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund that have an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund; (2) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Each shareholder of the Acquired Fund would receive shares of the Acquiring Fund equal in value to the shares of the Acquired Fund held by that shareholder as of the closing date of the Reorganization.
A proxy statement containing detailed information concerning the Reorganization is expected to be mailed to the Acquired Fund’s shareholders in July 2009, and may also be obtained at that time by contacting The Hartford Mutual Funds at P.O. Box 64387, St. Paul, MN 55164-0387.

17

The Hartford Income Allocation Fund
Financial Highlights — (Unaudited)

	- Selected Per-Share Data - (a)													- Ratios and Supplemental Data -
															Ratio of Expenses		Ratio of Expenses		Ratio of Expenses
															to Average		to Average		to Average
															Net Assets		Net Assets		Net Assets
															Before		After		After
				Net											Waivers		Waivers		Waivers
				Realized											and		and		and		Ratio of
				and Un-			Distrib-			Net					Reimburse-		Reimburse-		Reimburse-		Net
		Net	Pay-	realized		Dividends	utions			Increase	Net				ments and		ments and		ments and		Invest-		Port-
	Net Asset	Invest-	ments	Gain		from Net	from	Distri-		(Decrease)	Asset			Net Assets	Including		Including		Excluding		ment		folio
	Value at	ment	from	(Loss) on	Total from	Invest-	Realized	butions	Total	in Net	Value at			at End of	Expenses		Expenses		Expenses		Income to		Turn-
	Beginning	Income	(to)	Invest-	Investment	ment	Capital	from	Distri-	Asset	End of	Total		Period	not Subject		not Subject		not Subject		Average		over
Class	of Period	(Loss)	Affiliate	ments	Operations	Income	Gains	Capital	butions	Value	Period	Return(b)		(000's)	to Cap(c)		to Cap(c)		to Cap(c)		Net Assets		Rate(d)
For the Six-Month Period Ended April 30, 2009 (Unaudited)
A	$8 .40	$0 .20	$—	$0 .33	$0 .53	$(0 .20)	$—	$—	$(0 .20)	$0 .33	$8 .73	6 .48	%(e)	$39,586	0 .74	%(f)	0 .57	%(f)	0 .57	%(f)	4 .88	%(f)	15%
B	8 .39	0 .17	—	0 .33	0 .50	(0 .17)	—	—	(0 .17)	0 .33	8 .72	6 .09	(e)	6,530	1 .58	(f)	1 .32	(f)	1 .32	(f)	4 .11	(f)	—
C	8 .39	0 .17	—	0 .33	0 .50	(0 .17)	—	—	(0 .17)	0 .33	8 .72	6 .11	(e)	18,406	1 .50	(f)	1 .32	(f)	1 .32	(f)	4 .09	(f)	—
I	8 .40	0 .21	—	0 .33	0 .54	(0 .21)	—	—	(0 .21)	0 .33	8 .73	6 .61	(e)	1,154	0 .44	(f)	0 .32	(f)	0 .32	(f)	5 .02	(f)	—
R3	8 .40	0 .18	—	0 .35	0 .53	(0 .20)	—	—	(0 .20)	0 .33	8 .73	6 .38	(e)	134	1 .46	(f)	0 .83	(f)	0 .83	(f)	4 .38	(f)	—
R4	8 .39	0 .20	—	0 .33	0 .53	(0 .20)	—	—	(0 .20)	0 .33	8 .72	6 .44	(e)	1,557	0 .76	(f)	0 .66	(f)	0 .66	(f)	4 .71	(f)	—
R5	8 .40	0 .21	—	0 .33	0 .54	(0 .21)	—	—	(0 .21)	0 .33	8 .73	6 .59	(e)	500	0 .46	(f)	0 .36	(f)	0 .36	(f)	4 .63	(f)	—
For the Year Ended October 31, 2008
A	9 .87	0 .48	—	(1 .48)	(1 .00)	(0 .47)	—	—	(0 .47)	(1 .47)	8 .40	(10 .60)		36,145	0 .69		0 .57		0 .57		4 .95		42
B	9 .86	0 .40	—	(1 .47)	(1 .07)	(0 .40)	—	—	(0 .40)	(1 .47)	8 .39	(11 .28)		5,432	1 .52		1 .32		1 .32		4 .20		—
C	9 .86	0 .40	—	(1 .47)	(1 .07)	(0 .40)	—	—	(0 .40)	(1 .47)	8 .39	(11 .27)		11,030	1 .46		1 .32		1 .32		4 .20		—
I	9 .87	0 .50	—	(1 .47)	(0 .97)	(0 .50)	—	—	(0 .50)	(1 .47)	8 .40	(10 .37)		630	0 .42		0 .32		0 .32		5 .20		—
R3	9 .87	0 .43	—	(1 .46)	(1 .03)	(0 .44)	—	—	(0 .44)	(1 .47)	8 .40	(10 .93)		18	1 .17		0 .96		0 .96		4 .59		—
R4	9 .86	0 .46	—	(1 .47)	(1 .01)	(0 .46)	—	—	(0 .46)	(1 .47)	8 .39	(10 .68)		1,128	0 .75		0 .67		0 .67		4 .85		—
R5	9 .87	0 .47	—	(1 .45)	(0 .98)	(0 .49)	—	—	(0 .49)	(1 .47)	8 .40	(10 .39)		82	0 .52		0 .38		0 .38		5 .24		—
For the Year Ended October 31, 2007
A	9 .89	0 .44	—	(0 .02)	0 .42	(0 .44)	—	—	(0 .44)	(0 .02)	9 .87	4 .37		34,347	0 .78		0 .57		0 .57		4 .59		35
B	9 .88	0 .38	—	(0 .03)	0 .35	(0 .37)	—	—	(0 .37)	(0 .02)	9 .86	3 .64		5,754	1 .58		1 .27		1 .27		3 .83		—
C	9 .88	0 .38	—	(0 .03)	0 .35	(0 .37)	—	—	(0 .37)	(0 .02)	9 .86	3 .64		8,697	1 .55		1 .27		1 .27		3 .84		—
I	9 .89	0 .44	—	0 .01	0 .45	(0 .47)	—	—	(0 .47)	(0 .02)	9 .87	4 .66		1,122	0 .49		0 .32		0 .32		5 .12		—
R3(g)	9 .91	0 .35	—	(0 .04)	0 .31	(0 .35)	—	—	(0 .35)	(0 .04)	9 .87	3 .20	(e)	10	1 .18	(f)	0 .96	(f)	0 .96	(f)	4 .19	(f)	—
R4(h)	9 .91	0 .38	—	(0 .05)	0 .33	(0 .38)	—	—	(0 .38)	(0 .05)	9 .86	3 .39	(e)	96	0 .84	(f)	0 .66	(f)	0 .66	(f)	4 .56	(f)	—
R5(i)	9 .91	0 .41	—	(0 .05)	0 .36	(0 .40)	—	—	(0 .40)	(0 .04)	9 .87	3 .72	(e)	10	0 .58	(f)	0 .36	(f)	0 .36	(f)	4 .79	(f)	—
For the Year Ended October 31, 2006
A	9 .89	0 .42	—	0 .03	0 .45	(0 .43)	(0 .02)	—	(0 .45)	—	9 .89	4 .64		25,383	0 .80		0 .61		0 .61		4 .32		38
B	9 .88	0 .35	—	0 .03	0 .38	(0 .36)	(0 .02)	—	(0 .38)	—	9 .88	3 .91		5,516	1 .59		1 .31		1 .31		3 .56		—
C	9 .88	0 .35	—	0 .03	0 .38	(0 .36)	(0 .02)	—	(0 .38)	—	9 .88	3 .91		8,042	1 .53		1 .31		1 .31		3 .53		—
I(j)	9 .84	0 .06	—	0 .05	0 .11	(0 .06)	—	—	(0 .06)	0 .05	9 .89	1 .17	(e)	10	0 .90	(f)	0 .37	(f)	0 .37	(f)	4 .27	(f)	—
For the Year Ended October 31, 2005
A	10 .15	0 .36	—	(0 .26)	0 .10	(0 .36)	—	—	(0 .36)	(0 .26)	9 .89	1 .01		19,445	0 .76		0 .56		0 .56		3 .75		30
B	10 .14	0 .29	—	(0 .26)	0 .03	(0 .29)	—	—	(0 .29)	(0 .26)	9 .88	0 .29		4,778	1 .56		1 .26		1 .26		3 .09		—
C	10 .14	0 .30	—	(0 .27)	0 .03	(0 .29)	—	—	(0 .29)	(0 .26)	9 .88	0 .30		7,711	1 .51		1 .26		1 .26		3 .04		—
From (commencement of operations) May 28, 2004, through October 31, 2004
A(k)	10 .00	0 .09	—	0 .15	0 .24	(0 .09)	—	—	(0 .09)	0 .15	10 .15	2 .42	(e)	10,539	0 .73	(f)	0 .56	(f)	0 .56	(f)	3 .21	(f)	3
B(l)	10 .00	0 .07	—	0 .14	0 .21	(0 .07)	—	—	(0 .07)	0 .14	10 .14	2 .08	(e)	1,690	1 .63	(f)	1 .26	(f)	1 .26	(f)	2 .56	(f)	—
C(m)	10 .00	0 .07	—	0 .14	0 .21	(0 .07)	—	—	(0 .07)	0 .14	10 .14	2 .08	(e)	4,880	1 .48	(f)	1 .26	(f)	1 .26	(f)	2 .59	(f)	—

(a)	Information presented relates to a share outstanding throughout the indicated period.

(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(c)	Expense ratios do not include expenses of the underlying funds.

(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)	Not annualized.

(f)	Annualized.

(g)	Commenced operations on December 22, 2006.

(h)	Commenced operations on December 22, 2006.

(i)	Commenced operations on December 22, 2006.

(j)	Commenced operations on August 31, 2006.

(k)	Commenced operations on May 28, 2004.

(l)	Commenced operations on May 28, 2004.

(m)	Commenced operations on May 28, 2004.

18

The Hartford Income Allocation Fund
Directors and Officers (Unaudited)
The Board of Directors appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.
Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the Investment Company Act of 1940, as amended. Each officer and three of the Fund’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., which collectively consist of 100 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.
The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Fund and date first elected or appointed to The Hartford Mutual Funds, Inc. (“MF”) and The Hartford Mutual Funds II, Inc. (“MF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-888-843-7824 or writing to Hartford Mutual Funds, P.O. Box 64387, St. Paul, MN 55164-0387.
Information on the aggregate remuneration paid to the directors of the Fund can be found in the Statement of Operations herein. The Fund pays a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of its officers or directors who are employed by The Hartford.
Non-Interested Directors
Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee
Mr. Birdsong is a private investor. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm. Since 2003, Mr. Birdsong has been an independent director of The Japan Fund. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an interested director of The Japan Fund.
Robert M. Gavin, Jr. (1940) Director since 2002 (MF) and 1986 (MF2), Chairman of the Board since 2004
Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.
Duane E. Hill (1945) Director since 2001 (MF) and 2002 (MF2), Chairman of the Nominating Committee
Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that serves as sponsor and lead investor in leveraged buyouts of middle market companies.
Sandra S. Jaffee (1941) Director since 2005
Ms. Jaffee is Chairman and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions. Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm, from August 2004 to August 2005. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995-2003).
William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee
In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In July, 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

19

The Hartford Income Allocation Fund
Directors and Officers (Unaudited) — (continued)
Phillip O. Peterson (1944) Director since 2002 (MF) and 2000 (MF2), Chairman of the Audit Committee
Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.
Lemma W. Senbet (1946) Director since 2005
Dr. Senbet is the William E. Mayer Chair Professor of Finance at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department during 1998-2006. Previously he was an endowed professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000-July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.
Interested Directors and Officers
Thomas M. Marra* (1958) Director since 2002
Mr. Marra has served as President and Chief Operating Officer of The Hartford Financial Services Group, Inc. (“The Hartford”) since 2007. Mr. Marra currently serves as Director of Hartford Life, Inc. (“HL, Inc.”). Mr. Marra served as Chief Operating Officer of Hartford Life Insurance Company, Inc. (“Hartford Life”) (2000-2008), as President of Hartford Life (2002-2008) and as Director of Hartford Life’s Investment Products Division from 1998 to 2000.

* On February 24, 2009, The Hartford and Mr. Marra determined to enter into a mutually agreed separation whereby Mr. Marra will retire, and his role as an executive officer and employee of The Hartford will terminate, effective July 3, 2009. Mr. Marra will resign his position as a Director of the Fund effective June 25, 2009.
Lowndes A. Smith (1939) Director since 2002, Co-Chairman of the Investment Committee
Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance, Symetra Financial and as a Managing Director of Whittington Gray Associates.
John C. Walters* (1962) Director since 2008
Mr. Walters currently serves as Chief Executive Officer, President and Director of HL, Inc. Mr. Walters previously served as President of the U.S. Wealth Management Division of Hartford Life, Inc., as Co-Chief Operating Officer of Hartford Life Insurance Company (2007-2008) and as Executive Vice President and Director of its Investment Products Division (2000-2008). Mr. Walters also serves as Chairman of the Board, Chief Executive Officer, President and Director of Hartford Life Insurance Company and as Executive Vice President of The Hartford. In addition, Mr. Walters is Manager of HL Investment Advisors, LLC (“HL Advisors”).

* Mr. Walters previously served as President and Chief Executive Officer of the Fund (2007 — 2009).
Other Officers
Robert M. Arena, Jr. (1968) President and Chief Executive Officer since 2009 (served as Vice President of the Fund (2006 — 2009))
Mr. Arena serves as Executive Vice President of Hartford Life Insurance Company, (“Hartford Life”). Additionally, Mr. Arena is Director and Senior Vice President of Hartford Administrative Services Company, (“HASCO”), Manager, Chief Executive Officer and President of Hartford Investment Financial Services, LLC (“HIFSCO”) and HL Advisors. Prior to joining The Hartford in 2004, he was Senior Vice President in charge of Product Management for American Skandia/Prudential in the individual annuities division. Mr. Arena joined American Skandia in 1996.
Tamara L. Fagely (1958) Vice President, Treasurer and Controller since 2002 (MF) 1993 (MF2)
Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of Hartford Life. She served as Assistant Vice President of Hartford Life from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.
Brian Ferrell (1962) AML Compliance Officer since 2008
Mr. Ferrell has served as Assistant Vice President and AML Compliance Officer for The Hartford since 2006 and as AML Compliance Officer for HASCO and Hartford Investor Services Company, LLC (“HISC”) since 2008. Prior to joining The Hartford in 2006, Mr. Ferrell held various positions at the U.S. Department of the Treasury, (the “Treasury”), from 2001 to 2006 where he served as Chief Counsel for the Treasury’s Financial Crimes Enforcement Network, (“FinCEN”) from 2005 — 2006.

20

Thomas D. Jones, III (1965) Vice President and Chief Compliance Officer since 2006
Mr. Jones serves as Chief Compliance Officer for the Hartford Mutual Funds and Vice President and Director of Securities Compliance for The Hartford. He is also Vice President of HIFSCO, HL Advisors, and Hartford Life Insurance Company. Mr. Jones joined The Hartford in 2006 from SEI Investments, where he served as Chief Compliance Officer for its mutual funds and investment advisers. Prior to joining SEI, Mr. Jones was First Vice President and Compliance Director for Merrill Lynch Investment Managers (Americas) (“MLIM”), where he worked from 1992-2004. At MLIM, Mr. Jones was responsible for the compliance oversight of various investment products, including mutual funds, wrap accounts, institutional accounts and alternative investments.
Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005
Mr. Macdonald serves as Assistant General Counsel and Assistant Vice President of The Hartford and Chief Legal Officer and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, Assistant Vice President of Hartford Life, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Prior to joining The Hartford in 2005, Mr. Macdonald was Chief Counsel, Investment Management for Prudential Financial (formerly American Skandia Investment Services, Inc.). He joined Prudential in April 1999.
Vernon J. Meyer (1964) Vice President since 2006
Mr. Meyer serves as Senior Vice President of Hartford Life and as Director of its Investment Advisory Group in the Individual Markets Group segment. He also serves as Senior Vice President of HIFSCO and HL Advisors. Prior to joining The Hartford in 2004, Mr. Meyer was with MassMutual which he joined in 1987.
D. Keith Sloane (1960) Vice President since 2009
Mr. Sloane is a Senior Vice President of Hartford Life where he serves as Director of mutual fund product management for The Hartford’s mutual funds and 529 college savings businesses. Additionally, Mr. Sloane currently serves as Senior Vice President of HIFSCO, HL Advisors, and HASCO. Prior to joining The Hartford in 2007, Mr. Sloane was Director of product marketing and led the mutual fund business for Wachovia Securities (“Wachovia”) in their investment products group. Mr. Sloane joined Wachovia in 1995.
Jane Wolak (1961) Vice President since 2009
Ms. Wolak currently serves as Vice President of Hartford Life. Ms. Wolak joined Hartford Life as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001 — 2007.
HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2008 is available (1) without charge, upon request, by calling 888-843-7824 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

21

The Hartford Income Allocation Fund
Expense Example (Unaudited)
Your Fund’s Expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (CDSC) (2) ongoing costs including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of October 31, 2008 through April 30, 2009.
Actual Expenses
The first column of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund’s annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
			Expenses paid			Expenses paid		Days in
			during the period			during the period		the	Days
	Beginning	Ending Account	October 31, 2008	Beginning	Ending Account	October 31,	Annualized	current	in the
	Account Value	Value	through	Account Value	Value	2008 through	expense	1/2	full
	October 31, 2008	April 30, 2009	April 30, 2009	October 31, 2008	April 30, 2009	April 30, 2009	ratio	year	year
Class A	$1,000.00	$1,064.81	$2.91	$1,000.00	$1,021.96	$2.85	0.57%	181	365
Class B	$1,000.00	$1,060.93	$6.74	$1,000.00	$1,018.24	$6.60	1.32	181	365
Class C	$1,000.00	$1,061.08	$6.74	$1,000.00	$1,018.24	$6.60	1.32	181	365
Class I	$1,000.00	$1,066.10	$1.63	$1,000.00	$1,023.20	$1.60	0.32	181	365
Class R3	$1,000.00	$1,063.78	$4.24	$1,000.00	$1,020.67	$4.15	0.83	181	365
Class R4	$1,000.00	$1,064.44	$3.37	$1,000.00	$1,021.52	$3.30	0.66	181	365
Class R5	$1,000.00	$1,065.89	$1.84	$1,000.00	$1,023.00	$1.80	0.36	181	365

22

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT
Privacy Policy and Practices of
The Hartford Financial Services Group, Inc. and its Affiliates
(herein called “we, our, and us”)
This Privacy Policy applies to our United States Operations
We value your trust. We are committed to the responsible:
a)	management;

b)	use; and

c)	protection;
of Personal Information.
This notice describes how we collect, disclose, and protect Personal Information.
We collect Personal Information to:
a)	service your Transactions with us; and

b)	support our business functions.
We may obtain Personal Information from:
a)	You;

b)	your Transactions with us; and

c)	third parties such as a consumer-reporting agency.
Based on the type of product or service You apply for or get from us, Personal Information such as:
a)	your name;

b)	your address;

c)	your income;

d)	your payment; or

e)	your credit history;
may be gathered from sources such as applications, Transactions, and consumer reports.
To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:
a)	our insurance companies;

b)	our employee agents;

c)	our brokerage firms; and

d)	our administrators.
As allowed by law, we may share Personal Financial Information with our affiliates to:
a)	market our products; or

b)	market our services;
to You without providing You with an option to prevent these disclosures.
We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a)	independent agents;

b)	brokerage firms;

c)	insurance companies;

d)	administrators; and

e)	service providers;
who help us serve You and service our business.
When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a)	taking surveys;

b)	marketing our products or services; or

c)	offering financial products or services under a joint agreement between us and one or more financial institutions.
We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a)	“opt-out;” or

b)	“opt-in;”
as required by law.

We only disclose Personal Health Information with:
a)	your proper written authorization; or

b)	as otherwise allowed or required by law.
Our employees have access to Personal Information in the course of doing their jobs, such as:
a)	underwriting policies;

b)	paying claims;

c)	developing new products; or

d)	advising customers of our products and services.
We use manual and electronic security procedures to maintain:
a)	the confidentiality; and

b)	the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access. Some techniques we use to protect Personal Information include:
a)	secured files;

b)	user authentication;

c)	encryption;

d)	firewall technology; and

e)	the use of detection software.
We are responsible for and must:
a)	identify information to be protected;

b)	provide an adequate level of protection for that data;

c)	grant access to protected data only to those people who must use it in the performance of their job-related duties.
Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.
At the start of our business relationship, we will give You a copy of our current Privacy Policy.
We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.
We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.
As used in this Privacy Notice:
Application means your request for our product or service.
Personal Financial Information means financial information such as:
a)	credit history;

b)	income;

c)	financial benefits; or

d)	policy or claim information.
Personal Health Information means health information such as:
a)	your medical records; or

b)	information about your illness, disability or injury.
Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a)	Personal Financial Information; and

b)	Personal Health Information.
Transaction means your business dealings with us, such as:
a)	your Application;

b)	your request for us to pay a claim; and

c)	your request for us to take an action on your account.
You means an individual who has given us Personal Information in conjunction with:
a)	asking about;

b)	applying for; or

c)	obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.
This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:
American Maturity Life Insurance Company; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford Fire, General Agency, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Advisory Company, LLC; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Retirement Services, LLC ; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Specialty Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC; Planco Financial Services, LLC; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Specialty Risk Services, LLC.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

This information is written in connection with the promotion or marketing of the matter(s) addressed in this material. The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
You should carefully consider investment objectives, risks, and charges and expenses of The Hartford Mutual Funds before investing. This and other information can be found in the Fund’s prospectus, which can be obtained from your investment representative or by calling 888-843-7824. Please read it carefully before you invest or send money.
The Hartford Mutual Funds are underwritten and distributed by Hartford Investment Financial Services, LLC.
“The Hartford” is The Hartford Financial Services Group, Inc., and its subsidiaries.
Mutual fund inception dates range from 1949 to date. The Hartford Mutual Funds are not a subsidiary of The Hartford but are underwritten, distributed by, and advised by subsidiaries of The Hartford. Investments in The Hartford Mutual Funds are not guaranteed by The Hartford or any other entity. The Hartford Mutual Funds are underwritten and distributed by Hartford Investment Financial Services, LLC.
MFSAR-26 6/09 MUT 8372 Printed in U.S.A. © 2009 The Hartford, Hartford, CT 06117

THE HARTFORD MUTUAL FUNDS
2009 Semi-Annual Report
The Hartford Total Return Bond Fund

A MESSAGE FROM THE PRESIDENT
Dear Fellow Shareholders,
First and foremost, thank you for choosing The Hartford Mutual Funds.
My team and I realize the past year has been an extremely turbulent one for all investors. That’s why we’re even more honored that you’ve trusted our fund family to help you meet your investing needs.
The beginning of 2009 saw a continuation of the persistent volatility that defined the second half of 2008. Despite the rocky start, a cautious optimism began to surface when some stock indices started to show signs of life in March.
Although the outlook for the economy remains uncertain—as it often has been—I believe that the market environment will eventually improve, and that a long-awaited recovery will ultimately bring with it opportunities for growth.
In the meantime, you might do well to schedule an appointment with your financial professional—especially if the astonishingly high levels of volatility that we’ve experienced have left you wondering if your financial plan is still on track.
Alongside your financial professional, you can determine if your portfolio is adequately diversified, or if you need to adjust your investment strategy in order to help meet your long-term goals.
Volatility has caused investors considerable discomfort during the past year. But no matter what market challenges we may face, you can be certain that The Hartford Mutual Funds’ commitment to you remains unchanged—to provide you with the outstanding investments and service that you have come to expect from us.
Robert Arena
President
The Hartford Mutual Funds

The Hartford Total Return Bond Fund

Manager Discussions (Unaudited)	2

Financial Statements

Schedule of Investments at April 30, 2009 (Unaudited)	4

Statement of Assets and Liabilities at April 30, 2009 (Unaudited)	15

Statement of Operations for the Six Month Period Ended April 30, 2009 (Unaudited)	16

Statement of Changes in Net Assets for the Six Month Period Ended April 30, 2009 (Unaudited) and the Year Ended October 31, 2008	17

Notes to Financial Statements (Unaudited)	18

Financial Highlights (Unaudited)	31

Directors and Officers (Unaudited)	32

How to Obtain a Copy of the Fund’s Proxy Voting Policies and Proxy Voting Records (Unaudited)	34

Quarterly Portfolio Holdings Information (Unaudited)	34

Expense Example (Unaudited)	35

The Hartford Total Return Bond Fund
(subadvised by Hartford Investment Management Company)
Performance Overview(1) 4/30/99 — 4/30/09
Growth of a $10,000 investment in Class A which includes Sales Charge
Barclays Capital U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Barclays Capital Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index.
You cannot invest directly in an index.
The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
Portfolio Manager
Nasri Toutoungi
Managing Director
Investment objective – Seeks a competitive total return, with income as a secondary objective.
Average Annual Total Returns(2,3,4) (as of 4/30/09)

	Inception	1	5	10	Since
	Date	Year	Year	Year	Inception

Total Return Bond A#	7/22/96	-3.90%	2.18%	4.32%	5.19%
Total Return Bond A##	7/22/96	-8.22%	1.25%	3.84%	4.81%
Total Return Bond B#	7/22/96	-4.48%	1.45%	NA *	NA *
Total Return Bond B##	7/22/96	-9.02%	1.11%	NA *	NA *
Total Return Bond C#	7/22/96	-4.60%	1.52%	3.62%	4.46%
Total Return Bond C##	7/22/96	-5.51%	1.52%	3.62%	4.46%
Total Return Bond I#	7/22/96	-3.49%	2.39%	4.42%	5.27%
Total Return Bond R3#	7/22/96	-3.91%	2.36%	4.65%	5.55%
Total Return Bond R4#	7/22/96	-3.84%	2.47%	4.71%	5.59%
Total Return Bond R5#	7/22/96	-3.55%	2.59%	4.77%	5.64%
Total Return Bond Y#	7/22/96	-3.46%	2.64%	4.79%	5.66%

#	Without sales charge

##	With sales charge

NA	Not Applicable

*	10 year and inception returns are not applicable for Class B because after 8 years Class B converts to Class A.
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.
(1)	Growth of a $10,000 investment in Classes B, C, I, R3, R4, R5 and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

(2)	Class C shares commenced operations on 7/31/98. Performance prior to 7/31/98 reflects Class B performance less Class C sales charges where applicable. Class I shares commenced operations on 8/31/06. Performance prior to 8/31/06 reflects Class A performance. Class R3, R4 and R5 shares commenced operations on 12/22/06. Performance prior to 12/22/06 reflects Class Y performance.

(3)	The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.

(4)	Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on April 30, 2009, which excludes investment transactions as of this date.
How did the Fund perform?
The Class A shares of The Hartford Total Return Bond Fund returned 6.32%, before sales charge, for the six-month period ended April 30, 2009, versus its benchmark, the Barclays Capital U.S. Aggregate Bond Index which returned 7.74%, and the 5.96% average return of the Lipper Intermediate Investment Grade Funds category, a group of funds with investment strategies similar to those of the Fund.
Why did the Fund perform this way?
Risk premiums (the additional compensation paid to investors to tolerate the increased level of risk in a given asset class relative to Treasuries) saw a slight recovery in the beginning of 2009 as the government announced several initiatives to support financial and consumer credit markets. Such programs included the expansion of Term Asset-Backed Loan Facility (TALF) and the introduction of the Public-Private Investment Program (PPIP), which is designed to remove toxic assets from banks’ balance sheets. Highly rated securities in the asset backed securities (ABS) and commercial mortgage backed securities (CMBS) sectors benefited from this government action, while investment grade financial debt continued to underperform as the fate of the banking sector remained uncertain.
The Federal Open Market Committee (the “Fed”) continued to target the overnight Fed funds rate at just above 0%. This accommodative policy kept short maturity Treasury yields low. Longer maturity Treasury yields declined by year end then rose over the January to April time frame. The funding requirements of the government have grown with the introduction of additional stimulus programs and excess supply concerns pushed Treasury yields higher. The concern over excess supply was partially offset with the announcement that the Treasury would purchase these securities outright, but the supply/ demand imbalance uncertainty remained. Moreover, concerns of current stimulus leading to future inflation left many market participants backing away from longer duration (i.e. sensitivity to changes in interest rates) securities. As a result, the curve steepened (i.e. short and long term interest rates moved farther apart).
The Fund’s positioning in ABS detracted from performance for the period. The Fund had a small exposure to home equity loans which were the worst performer in the sector as delinquencies and foreclosures continued to rise into 2009. Also detracting from performance was a small allocation to non-agency collateralized mortgage obligations.
Positive drivers of performance included allocations to investment grade utilities and industrials. Allocations to these sectors grew to significant overweights (i.e. the Fund’s sector position was greater than the benchmark position) early in 2009 and Fund performance benefited from the eventual spread contraction. Security selection within these sectors was also beneficial as many of the additions to the sector came from selective participation in new issues. However investment grade subordinate financials remained weak and the Fund’s positioning in these securities detracted from overall performance.
Despite worsening economic data and increasing default rates, the high yield market rallied significantly in the beginning of 2009. An out-of-benchmark allocation to the high yield sector was the top contributor of performance for the period.
What is the outlook?
Risk premiums across most asset classes reversed course and began to contract as conditions improved and volatility declined. An onslaught of government policy, from fiscal stimulus to quantitative easing, was the primary catalyst and buyers of historically inexpensive corporate debt emerged as more market participants recognized relative value versus equities. Although risk premiums have come off their historical peak, spreads remain significantly wider (i.e. short and long term interest rates farther apart) than in prior recessions.
Government actions have significantly increased the attractiveness of select ABS and CMBS. Although these asset classes still face a precarious fundamental environment, the pricing at the top of the capital structure in many of these investments is indicative of an environment far worse than what we expect. Moreover, recognizing the importance of these markets, the government has initiated policy to facilitate a broader buyer base and investor interest. The TALF and the PPIP programs will likely contribute to continued spread tightening (i.e. short and long term interest rates moving closer together) as these plans are further implemented.
The U.S. Treasury yield curve is expected to remain in a limited range in the near term. We expect the economy to remain weak through the rest of the year.
At a meeting held on May 6, 2009, the Board of Directors of The Hartford Mutual Funds, Inc. approved on behalf of The Hartford Income Allocation Fund (the “Acquired Fund”) and The Hartford Total Return Bond Fund (the “Acquiring Fund”), the reorganization of the Acquired Fund with and into the Acquiring Fund (the “Reorganization”).
Effective July 31, 2009, shares of the Acquired Fund will no longer be sold to new investors or existing shareholders (except through reinvested dividends) or be eligible for exchanges from other Hartford Mutual Funds.
The Board of Directors of The Hartford Mutual Funds, Inc. has called for a Special Meeting of Shareholders of the Acquired Fund (the “Meeting”) to be held on or about September 9, 2009, for the purpose of seeking the approval of the Agreement and Plan of Reorganization (the “Reorganization Agreement”) by the shareholders of the Acquired Fund.
Distribution by Credit Quality
as of April 30, 2009

Percentage of
Long Term
Rating	Holdings
AAA	62.5%
AA	7.4
A	11.3
BBB	11.3
BB	5.3
B	2.1
D	0.1

Total	100.0%

Diversification by Industry
as of April 30, 2009

Percentage of
Industry	Net Assets
Banks	0.0%
Basic Materials	1.9
Capital Goods	0.9
Consumer Cyclical	1.7
Consumer Staples	1.6
Energy	3.7
Finance	14.9
Foreign Governments	4.7
General Obligations	0.1
Health Care	3.9
Services	1.6
Technology	6.1
Transportation	0.4
U.S. Government Agencies	34.7
U.S. Government Securities	14.7
Utilities	3.8
Short-Term Investments	4.8
Other Assets and Liabilities	0.5

Total	100.0%

Distribution by Security Type
as of April 30, 2009

Percentage of
Category	Net Assets
Asset & Commercial Mortgage Backed Securities	7.8%
Corporate Bonds: Investment Grade	29.7
Corporate Bonds: Non-Investment Grade	4.4
Municipal Bonds	0.1
Preferred Stock	0.0
Senior Floating Rate Interests: Investment Grade	0.2
Senior Floating Rate Interests: Non-Investment Grade	3.1
U.S. Government Agencies	34.7
U.S. Government Securities	14.7
Short-Term Investments	4.8
Other Assets and Liabilities	0.5

Total	100.0%

The Hartford Total Return Bond Fund
Schedule of Investments
April 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 7.8%
	Finance - 7.8%
	Banc of America Commercial Mortgage, Inc.
$13,599	4.52%, 09/11/2036 ⌂▶	$161
	Banc of America Securities Automotive Trust
1,230	4.49%, 02/18/2013 ⌂	1,212
	Bayview Commercial Asset Trust
19,079	7.50%, 09/25/2037 ⌂▶	1,698
	Bayview Financial Acquisition Trust
1,000	2.09%, 05/28/2037 ⌂ Δ	51
	Bear Stearns Commercial Mortgage Securities, Inc.
9,811	4.07%, 07/11/2042 ⌂▶	213
8,397	4.12%, 11/11/2041 ⌂▶	150
4,200	4.83%, 11/11/2041	3,682
4,060	5.12%, 02/11/2041 Δ	3,495
3,660	5.41%, 12/11/2040	3,251
4,310	5.72%, 09/11/2038 Δ	3,715
5,480	5.74%, 09/11/2042 Δ	4,516
	CBA Commercial Small Balance Commercial Mortgage
25,050	7.00%, 07/25/2035 - 06/25/2038 ⌂▶†	1,683
	Chase Issuance Trust
2,660	5.12%, 10/15/2014	2,704
	Citigroup Commercial Mortgage Trust
7,735	5.41%, 10/15/2049	7,025
3,190	5.43%, 10/15/2049	2,621
	Citigroup Mortgage Loan Trust, Inc.
—	0.00%, 01/25/2037 ⌂†	—
8,601	5.91%, 07/25/2037 ⌂ Δ	4,823
3,475	6.10%, 12/10/2049 Δ	2,831
318	12.00%, 01/25/2037 ⌂†	8
	Citigroup/Deutsche Bank Commercial Mortgage Trust
3,500	5.89%, 11/15/2044	2,727
	Countrywide Asset-Backed Certificates
264	5.46%, 07/25/2035	105
	Countrywide Home Loans, Inc.
9,284	6.00%, 10/25/2037 ⌂	6,176
	Credit-Based Asset Servicing and Securitization
754	0.71%, 05/25/2036 ⌂ Δ	328
1,125	5.86%, 04/25/2037	496
	CS First Boston Mortgage Securities Corp.
418	4.51%, 07/15/2037	405
1,790	5.23%, 12/15/2040	1,531
	Daimler Chrysler Automotive Trust
900	4.71%, 09/10/2012 Δ	879
	DB Master Finance LLC
2,600	5.78%, 06/20/2031 ▪	1,802
	First Horizon Mortgage Pass-Through Trust
8,481	5.83%, 05/25/2037 ⌂ Δ	4,837
	Ford Credit Floorplan Master Owner Trust
2,600	0.63%, 06/15/2011 ⌂ Δ	2,482
	GE Business Loan Trust
1,741	1.45%, 05/15/2034 ⌂ Δ	70
43,162	6.14%, 05/15/2034 ⌂▶	114
	GE Capital Commercial Mortgage Corp.
2,480	5.05%, 07/10/2045 Δ	2,334
	Goldman Sachs Mortgage Securities Corp. II
20,713	4.38%, 08/10/2038 ⌂▶	129
	Green Tree Financial Corp.
198	7.24%, 06/15/2028	157
	Greenwich Capital Commercial Funding Corp.
3,170	4.80%, 08/10/2042	2,642
3,150	5.74%, 12/10/2049 Δ	2,475
2,380	5.92%, 07/10/2038 Δ	1,990
	JP Morgan Automotive Receivable Trust
385	12.85%, 03/15/2012 ⌂†	109
	JP Morgan Chase Commercial Mortgage Securities Corp.
83,509	4.82%, 08/12/2037 ▶	192
3,935	5.18%, 12/15/2044 Δ	3,395
3,390	5.34%, 05/15/2047	2,617
1,740	5.40%, 05/15/2045	1,346
83,759	5.42%, 05/12/2045 ▶	1,366
4,650	5.47%, 04/15/2043 Δ	3,574
2,577	5.83%, 02/15/2051	2,241
	LB-UBS Commercial Mortgage Trust
23,470	5.26%, 09/15/2039 ⌂▶	486
	Lehman Brothers Small Balance Commercial
851	5.52%, 09/25/2030 ⌂†	579
1,100	5.62%, 09/25/2036 ⌂	913
	Marlin Leasing Receivables LLC
2,870	5.33%, 09/16/2013 ▪	2,824
	Merrill Lynch/Countrywide Commercial Mortgage Trust
20,462	5.27%, 07/12/2046 ⌂▶	504
	Morgan Stanley Capital I
4,160	4.70%, 07/15/2056	3,644
4,050	5.01%, 01/14/2042	3,715
3,100	5.23%, 09/15/2042	2,744
3,500	5.65%, 12/15/2044	2,889
	Morgan Stanley Dean Witter Capital I
2,995	8.05%, 08/25/2032 ⌂ ▶†	—
	Nationstar Home Equity Loan Trust
48	9.97%, 03/25/2037 ⌂ Δ	1
	North Street Referenced Linked Notes
850	2.09%, 04/28/2011 ⌂ † Δ	398
	Option One Mortgage Loan Trust — Class M6
875	6.99%, 03/25/2037 ⌂	55
	Option One Mortgage Loan Trust — Class M7
600	6.99%, 03/25/2037 ⌂	30
	Option One Mortgage Loan Trust — Class M8
600	6.99%, 03/25/2037 ⌂	24
	Popular ABS Mortgage Pass-Through Trust
643	4.75%, 12/25/2034	474
437	5.42%, 04/25/2035 ⌂	207
	Renaissance Home Equity Loan Trust
611	5.36%, 05/25/2035 ⌂	196
1,256	5.75%, 05/25/2036 ⌂ Δ	934
The accompanying notes are an integral part of these financial statements.

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 7.8% — (continued)
	Finance - 7.8% — (continued)
	Renaissance Home Equity Loan Trust - Class M5
$1,550	7.00%, 09/25/2037 ⌂	$86
	Renaissance Home Equity Loan Trust - Class M8
1,950	7.00%, 09/25/2037 ⌂	65
	Soundview NIM Trust
85	6.41%, 12/25/2036 ⌂ •	—
	Swift Master Automotive Receivables Trust
4,225	1.10%, 10/15/2012 ⌂ Δ	3,042
	Wachovia Bank Commercial Mortgage Trust
417	4.52%, 05/15/2044	389
3,690	5.31%, 11/15/2048	2,904
2,650	5.42%, 01/15/2045	2,484
	Wamu Commercial Mortgage Securities Trust
4,760	6.31%, 03/23/2045 ⌂ Δ	1,190
	Wells Fargo Alternative Loan Trust
3,699	6.25%, 11/25/2037 Δ	1,995

		123,130

	Total asset & commercial mortgage backed securities (cost $150,166)	$123,130

CORPORATE BONDS: INVESTMENT GRADE - 29.7%
	Basic Materials - 1.3%
	Alcan, Inc.
$672	6.13%, 12/15/2033	$458
665	7.25%, 03/15/2031	528
	Anglo American Capital plc
8,291	9.38%, 04/08/2014 - 04/08/2019 ▪	8,562
	Barrick Gold Corp.
1,255	6.95%, 04/01/2019	1,327
	Kimberly-Clark Corp.
1,570	7.50%, 11/01/2018	1,835
	Rio Tinto Finance USA Ltd.
5,055	5.88%, 07/15/2013	4,767
1,935	9.00%, 05/01/2019	1,989
	Vale Overseas Ltd.
540	6.88%, 11/21/2036	440

		19,906

	Capital Goods - 0.8%
	Hutchison Whampoa International Ltd.
1,100	7.63%, 04/09/2019 ▪	1,081
	Tyco Electronics Group S.A.
864	6.00%, 10/01/2012	788
1,540	6.55%, 10/01/2017	1,185
	Tyco International Ltd.
3,426	8.50%, 01/15/2019	3,667
	United Technologies Corp.
4,462	6.13%, 02/01/2019	4,805
	Xerox Corp.
1,302	6.35%, 05/15/2018	1,055

		12,581

	Consumer Cyclical - 0.9%
	CRH America, Inc.
1,520	8.13%, 07/15/2018	1,268
	Kroger Co.
2,700	6.15%, 01/15/2020	2,759
	Safeway, Inc.
3,128	5.80%, 08/15/2012	3,243
861	6.25%, 03/15/2014	915
	Tesco plc
4,865	5.50%, 11/15/2017 ▪	4,792
	Wal-Mart Stores, Inc.
1,130	6.50%, 08/15/2037	1,198

		14,175

	Consumer Staples - 1.4%
	Altria Group, Inc.
3,536	10.20%, 02/06/2039	3,893
	Anheuser-Busch Cos., Inc.
2,000	8.20%, 01/15/2039 ▪	2,004
	Anheuser-Busch InBev N.V.
6,735	7.75%, 01/15/2019 ▪	7,051
	Diageo Capital plc
3,170	5.50%, 09/30/2016	3,177
	General Mills, Inc.
1,364	5.65%, 02/15/2019	1,393
1,850	5.70%, 02/15/2017	1,899
	Unilever Capital Corp.
3,400	4.80%, 02/15/2019	3,433

		22,850

	Energy - 3.5%
	Canadian National Resources Ltd.
391	6.25%, 03/15/2038	318
4,175	6.50%, 02/15/2037	3,499
	Chevron Corp.
3,678	3.95%, 03/03/2014	3,769
3,800	4.95%, 03/03/2019	3,883
	ConocoPhillips
3,346	6.50%, 02/01/2039	3,315
	Consumers Energy Co.
1,460	5.15%, 02/15/2017	1,403
1,595	5.38%, 04/15/2013	1,620
2,240	6.70%, 09/15/2019	2,364
	Diamond Offshore Drilling, Inc.
1,150	5.88%, 05/01/2019	1,148
	EnCana Corp.
815	6.50%, 05/15/2019	814
	Enterprise Products Operations LLC
4,122	6.50%, 01/31/2019	3,781
	Marathon Oil Corp.
1,013	6.50%, 02/15/2014	1,051
	Nabors Industries, Inc.
2,712	9.25%, 01/15/2019 ▪	2,560
	Petro-Canada
4,295	5.95%, 05/15/2035	3,132
	Ras Laffan Liquefied Natural Gas Co., Ltd.
82	3.44%, 09/15/2009 ▪	82
4,940	5.30%, 09/30/2020 ▪	4,280
	Sempra Energy
3,413	9.80%, 02/15/2019	3,892
	Shell International Finance B.V.
3,460	6.38%, 12/15/2038	3,682
	Statoilhydro ASA
7,292	5.25%, 04/15/2019	7,460
The accompanying notes are an integral part of these financial statements.

The Hartford Total Return Bond Fund

Schedule of Investments — (continued)
April 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 29.7% — (continued)
	Energy - 3.5% — (continued)
	TNK-BP Finance S.A.
$900	7.50%, 03/13/2013 ▪	$747
	Valero Energy Corp.
2,786	9.38%, 03/15/2019	3,112

		55,912

	Finance - 6.7%
	ABX Financing Co.
1,200	6.35%, 10/15/2036 ▪	954
	American Express Co.
2,547	5.50%, 04/16/2013	2,395
3,463	5.55%, 10/17/2012	3,307
	American Real Estate Partners L.P.
900	7.13%, 02/15/2013	756
	Amvescap plc
3,110	4.50%, 12/15/2009	2,993
1,206	5.38%, 02/27/2013	887
	Army Hawaii Family Housing Trust Certificates
915	5.52%, 06/15/2050 ▪	576
	BAE Systems Holdings, Inc.
3,194	5.20%, 08/15/2015 ▪	3,057
	Bank of America Corp.
3,475	5.65%, 05/01/2018	2,829
	Berkshire Hathaway Finance Corp.
1,081	4.60%, 05/15/2013	1,104
	BP Capital Markets plc
3,496	5.25%, 11/07/2013	3,769
	Citigroup, Inc.
3,885	2.13%, 04/30/2012	3,903
4,248	8.30%, 12/21/2057 Δ	2,585
	Comerica Capital Trust II
1,462	6.58%, 02/20/2037 Δ	532
	Corpoacion Andina De Fomento
320	5.75%, 01/12/2017	267
	COX Communications, Inc.
1,718	6.25%, 06/01/2018 ▪	1,582
2,105	8.38%, 03/01/2039 ▪	2,043
	Credit Agricole S.A.
6,679	6.64%, 05/31/2017 ▪ ♠ Δ	3,201
	Deutsche Bank AG London
2,930	4.88%, 05/20/2013	2,910
	Duke Capital LLC
2,796	6.25%, 02/15/2013	2,775
	ERAC USA Finance Co.
3,999	5.60%, 05/01/2015 ▪	3,084
	General Electric Capital Corp.
1,935	5.63%, 05/01/2018	1,688
4,085	6.37%, 11/15/2067 Δ	2,345
	Goldman Sachs Capital Trust II
5,092	5.79%, 06/01/2012 ♠ Δ	2,518
	Goldman Sachs Group, Inc.
3,114	6.00%, 05/01/2014	3,112
	International Lease Finance Corp.
1,573	6.38%, 03/25/2013	960
	JP Morgan Chase & Co.
4,670	6.30%, 04/23/2019	4,595
4,032	7.90%, 04/30/2018 ♠	3,067
	JP Morgan Chase Capital II
1,485	1.67%, 02/01/2027 Δ	610
	Lincoln National Corp.
2,195	6.05%, 04/20/2067	637
	MBNA America Bank N.A.
4,140	7.13%, 11/15/2012 ▪	3,773
	Mellon Capital IV
5,444	6.24%, 06/20/2012 ♠ Δ	3,018
	Metlife, Inc.
220	5.38%, 12/15/2012	209
	National City Bank of Ohio
800	4.50%, 03/15/2010	802
	National City Corp.
3,804	12.00%, 12/10/2012 ♠	3,292
	Northgroup Preferred Capital Corp.
2,685	6.38%, 10/15/2017 ⌂ ♠ Δ	1,572
	PNC Preferred Funding Trust II
9,700	6.11%, 03/15/2012 ▪ ♠ Δ	3,221
	Pricoa Global Funding I
1,855	1.14%, 01/30/2012 ▪ Δ	1,391
	Progressive Corp.
1,615	6.70%, 06/15/2037 Δ	800
	Prudential Financial, Inc.
3,215	5.15%, 01/15/2013	2,610
1,844	8.88%, 06/15/2038 Δ	996
	State Street Capital Trust III
2,348	8.25%, 03/15/2042 Δ	1,598
	Unicredito Italiano Capital Trust
2,200	9.20%, 10/05/2010 ▪ ♠	1,034
	Unicredito Luxembourg Finance S.A.
4,230	6.00%, 10/31/2017 ▪	2,785
	UnitedHealth Group, Inc.
3,373	4.88%, 02/15/2013	3,288
	US Bank Realty Corp.
4,700	6.09%, 01/15/2012 ▪ ♠ Δ	2,115
	USB Capital IX
1,384	6.19%, 04/15/2011 ♠ Δ	768
	Wells Fargo Bank NA
3,925	1.45%, 05/16/2016 Δ	2,673
	Wells Fargo Capital XIII
1,968	7.70%, 03/26/2013 ♠ Δ	1,259
	Westfield Group
1,273	5.70%, 10/01/2016 ▪	1,027
	ZFS Finance USA Trust I
3,725	6.50%, 05/09/2037 ▪ Δ	2,012

		105,284

	Foreign Governments - 4.2%
	Brazil (Republic of)
1,919	8.00%, 01/15/2018	2,073
663	8.25%, 01/20/2034	754
	Bundesobligation
EUR 20,560	3.50%, 04/08/2011	28,262
	Colombia (Republic of)
700	7.38%, 03/18/2019	736
	El Salvador (Republic of)
960	7.65%, 06/15/2035 §	768
	Hungary (Republic of)
320	4.75%, 02/03/2015	277
	Japanese Government
JPY 2,417,000	0.40%, 03/15/2011	24,525
	Japanese Government CPI Linked Bond
JPY 174,903	1.20%, 06/10/2017	1,545
The accompanying notes are an integral part of these financial statements.

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 29.7% — (continued)
	Foreign Governments - 4.2% — (continued)
	Malaysian Government
$1,440	7.50%, 07/15/2011	$1,571
	Peru (Republic of)
1,115	6.55%, 03/14/2037	1,079
	Russian Federation Government
2,524	7.50%, 03/31/2030 §	2,457
	South Africa (Republic of)
600	5.88%, 05/30/2022	548
	United Mexican States
2,400	5.95%, 03/19/2019	2,388

		66,983

	Health Care - 3.1%
	Abbott Laboratories
3,529	5.13%, 04/01/2019	3,612
	Amgen, Inc.
1,659	6.40%, 02/01/2039	1,670
	Cardinal Health, Inc.
1,630	5.50%, 06/15/2013	1,567
	Covidien International Finance S.A.
3,390	5.45%, 10/15/2012	3,519
	CVS Caremark Corp.
4,346	6.30%, 06/01/2037 Δ	2,825
1,490	6.60%, 03/15/2019	1,576
	Eli Lilly & Co.
3,168	4.20%, 03/06/2014	3,289
1,486	5.95%, 11/15/2037	1,451
	Glaxosmithkline Capital, Inc.
3,630	4.85%, 05/15/2013	3,765
	Novartis Securities Investment Ltd.
5,499	5.13%, 02/10/2019	5,631
	Pfizer, Inc.
4,040	5.35%, 03/15/2015	4,343
3,720	6.20%, 03/15/2019	3,998
3,870	7.20%, 03/15/2039	4,252
	Roche Holdings, Inc.
3,730	5.00%, 03/01/2014 ▪	3,910
1,093	6.00%, 03/01/2019 ▪	1,137
1,796	7.00%, 03/01/2039 ▪	1,951

		48,496

	Services - 0.8%
	Comcast Corp.
2,421	6.30%, 11/15/2017	2,465
	President & Fellows of Harvard
2,220	6.00%, 01/15/2019 ▪	2,382
	Time Warner Entertainment Co., L.P.
5,465	8.38%, 07/15/2033	5,680
	Waste Management, Inc.
3,605	6.10%, 03/15/2018	3,311

		13,838

	Technology - 3.7%
	AT&T, Inc.
5,397	5.50%, 02/01/2018	5,387
3,795	6.55%, 02/15/2039	3,650
	Cingular Wireless Services, Inc.
4,780	8.75%, 03/01/2031	5,471
	Cisco Systems, Inc.
7,090	5.90%, 02/15/2039	6,710
	Nokia Corp.
1,444	5.38%, 05/15/2019	1,402
1,322	6.63%, 05/15/2039	1,315
	Oracle Corp.
1,932	6.50%, 04/15/2038	1,970
	Rogers Cable, Inc.
855	8.75%, 05/01/2032	917
	Rogers Wireless, Inc.
1,332	6.38%, 03/01/2014	1,404
	TCI Communications, Inc.
685	8.75%, 08/01/2015	755
	Telecom Italia Capital
2,775	7.72%, 06/04/2038	2,423
	Tele-Communications, Inc.
2,075	7.88%, 08/01/2013	2,173
	Time Warner Cable, Inc.
2,406	8.25%, 04/01/2019	2,659
	Verizon Communications, Inc.
3,364	6.90%, 04/15/2038	3,322
	Verizon Virginia, Inc.
4,370	4.63%, 03/15/2013	4,292
	Verizon Wireless
6,858	5.55%, 02/01/2014 ▪	7,194
3,108	8.50%, 11/15/2018 ▪	3,722
	Vodafone Group plc
3,510	6.15%, 02/27/2037	3,395

		58,161

	Transportation - 0.4%
	Canadian Pacific Railway Co.
2,520	5.95%, 05/15/2037	1,692
	Continental Airlines, Inc.
846	6.70%, 06/15/2021	651
730	8.05%, 11/01/2020	584
	General Dynamics Corp.
2,947	5.25%, 02/01/2014	3,128

		6,055

	Utilities - 2.9%
	Alabama Power Co.
2,485	6.00%, 03/01/2039	2,467
	CenterPoint Energy Resources Corp.
4,655	6.13%, 11/01/2017	4,092
690	6.63%, 11/01/2037	469
	CenterPoint Energy, Inc.
2,775	6.85%, 06/01/2015	2,546
	Commonwealth Edison Co.
1,866	5.80%, 03/15/2018	1,776
	Detroit Edison Co.
565	6.13%, 10/01/2010	582
	Duke Energy Corp.
1,280	5.25%, 01/15/2018	1,314
1,339	6.35%, 08/15/2038	1,422
1,422	7.00%, 11/15/2018	1,627
	Electricite de France
3,960	6.95%, 01/26/2039 ▪	4,175
	Enbridge Energy Partners
2,106	6.50%, 04/15/2018	1,861
	Florida Power Corp.
1,152	5.80%, 09/15/2017	1,237
	Kinder Morgan Energy Partners L.P.
2,175	6.50%, 02/01/2037	1,786
	Northeast Utilities
1,450	5.65%, 06/01/2013	1,372
The accompanying notes are an integral part of these financial statements.

The Hartford Total Return Bond Fund

Schedule of Investments — (continued)
April 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 29.7% — (continued)
	Utilities - 2.9% — (continued)
	Northern States Power Co.
$1,170	6.25%, 06/01/2036	$1,208
	Pacific Gas & Electric Co.
1,655	5.63%, 11/30/2017	1,718
	Pacific Gas & Electric Energy Recovery Funding LLC
2,453	8.25%, 10/15/2018	2,930
	PSEG Power
1,287	5.00%, 04/01/2014	1,239
	Public Service Co. of Colorado
3,112	6.50%, 08/01/2038	3,324
	Southern California Edison Co.
4,941	5.75%, 03/15/2014	5,378
	TransCanada Pipelines Ltd.
2,649	7.25%, 08/15/2038	2,764
	Virginia Electric & Power Co.
1,627	5.10%, 11/30/2012	1,675

		46,962

	Total corporate bonds: investment grade (cost $506,961)	$471,203

CORPORATE BONDS: NON-INVESTMENT GRADE - 4.4%
	Basic Materials - 0.2%
	Georgia-Pacific LLC
$2,125	8.25%, 05/01/2016 ▪	2,125
	Potlatch Corp.
1,900	13.00%, 12/01/2009 ⌂ Δ	1,971

		4,096

	Capital Goods - 0.1%
	L-3 Communications Corp.
2,465	5.88%, 01/15/2015	2,255

	Consumer Cyclical - 0.4%
	Desarrolladora Homes S.A.
455	7.50%, 09/28/2015	344
	Parkson Retail Group Ltd.
1,400	7.88%, 11/14/2011	1,323
	Supervalu, Inc.
3,080	7.50%, 11/15/2014	2,988
1,020	8.00%, 05/01/2016	989

		5,644

	Energy - 0.1%
	Chesapeake Energy Corp.
1,695	7.00%, 08/15/2014	1,564

	Finance - 0.2%
	Drummond Co., Inc.
970	7.38%, 02/15/2016 ▪	703
	LPL Holdings, Inc.
2,695	10.75%, 12/15/2015 ▪	2,345

		3,048

	Foreign Governments - 0.5%
	Argentina (Republic of)
2,590	7.00%, 10/03/2015	723
	Indonesia (Republic of)
1,315	6.88%, 01/17/2018 §	1,183
	Islamic Republic of Pakistan
600	6.88%, 06/01/2017 §	318
	Panama (Republic of)
1,200	7.13%, 01/29/2026	1,200
	Philippines (Republic of)
1,400	8.38%, 06/17/2019	1,547
	Turkey (Republic of)
850	7.25%, 03/15/2015	867
	Venezuela (Republic of)
3,145	5.75%, 02/26/2016	1,793

		7,631

	Health Care - 0.3%
	HCA, Inc.
1,970	8.50%, 04/15/2019 ▪	1,982
2,635	9.25%, 11/15/2016	2,609
	Psychiatric Solutions, Inc.
340	7.75%, 07/15/2015	311

		4,902

	Services - 0.2%
	Affinion Group, Inc.
1,325	11.50%, 10/15/2015	954
	DirecTV Holdings LLC
1,910	7.63%, 05/15/2016	1,891
	Mashantucket Western Pequot Revenue Bond
813	5.91%, 09/01/2021 ⌂	170

		3,015

	Technology - 1.9%
	Charter Communications Operating LLC
1,725	8.00%, 04/30/2012 ▪ Y	1,621
	Cricket Communications, Inc.
2,260	9.38%, 11/01/2014	2,237
	CSC Holdings, Inc.
2,315	7.63%, 04/01/2011	2,315
1,550	8.50%, 04/15/2014 ▪	1,581
	DaVita, Inc.
2,255	6.63%, 03/15/2013	2,215
	Frontier Communications Corp.
2,315	6.25%, 01/15/2013	2,199
1,615	8.25%, 05/01/2014	1,587
	Intelsat Bermuda Ltd.
3,500	9.25%, 06/15/2016 ⌂	3,080
	Intelsat Corp.
2,500	9.25%, 06/15/2016 ▪	2,413
	Mediacom LLC
1,320	7.88%, 02/15/2011	1,307
	MetroPCS Wireless, Inc.
2,230	9.25%, 11/01/2014	2,233
	Qwest Capital Funding, Inc.
1,805	7.25%, 02/15/2011	1,764
	Seagate Technology International
1,680	10.00%, 05/01/2014 *▪	1,655
	Windstream Corp.
3,070	8.63%, 08/01/2016	3,055

		29,262

	Transportation - 0.0%
	Grupo Senda Autotransporte
740	10.50%, 10/03/2015 ⌂	422

	Utilities - 0.5%
	AES El Salvador Trust
800	6.75%, 02/01/2016 ⌂	386
The accompanying notes are an integral part of these financial statements.

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 4.4% - (continued)
	Utilities - 0.5% — (continued)
	Mirant North America LLC
$2,285	7.38%, 12/31/2013	$2,199
	NRG Energy, Inc.
3,185	7.25%, 02/01/2014	3,074
	Reliant Energy, Inc.
2,350	6.75%, 12/15/2014	2,268

		7,927

	Total corporate bonds: non-investment grade (cost $72,302)	$69,766

MUNICIPAL BONDS - 0.1%
	General Obligations - 0.1%
	Oregon School Boards Association, Taxable Pension,
1,250	4.76%, 06/30/2028	$1,007

	Total municipal bonds (cost $1,250)	$1,007

SENIOR FLOATING RATE INTERESTS: INVESTMENT GRADE - 0.2%
	Health Care - 0.2%
	Pfizer, Inc.
3,469	0.38%, 12/31/2009 ±	$3,434

	Total senior floating rate interests: investment grade (cost $3469)	$3,434

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE w - 3.1%
	Basic Materials - 0.4%
	Cenveo, Inc., Delayed Draw Term Loan
27	5.73%, 06/21/2013 ±	$24
	Cenveo, Inc., Term Loan C
707	5.73%, 06/21/2013 ±	623
	Georgia-Pacific Corp.
1,825	3.24%, 12/20/2012 ±	1,695
	Graham Packaging Co., Inc.
1,123	2.76%, 12/31/2011 ±	1,013
	Hexion Specialty Chemicals
426	3.44%, 05/05/2013 ±	211
	Huntsman International LLC
1,342	2.18%, 04/19/2014 ±	1,107
	Jarden Corp.
1,388	3.72%, 01/24/2012 ±	1,341
	John Maneely Co.
1,149	4.11%, 12/08/2013 ±	822

		6,836

	Capital Goods - 0.0%
	Yankee Candle Co.
423	3.21%, 02/06/2014 ±	347

	Consumer Cyclical - 0.4%
	AM General LLC
830	3.84%, 09/30/2013 ±	756
	American General Finance Corp.
37	0.44%, 09/30/2012 ±	33
	Aramark Corp.
64	2.03%, 01/26/2014 ±	58
1,023	3.10%, 01/26/2014 ±	931
	Dollarama Group L.P.
653	2.79%, 11/18/2011 ±	622
	Lear Corp.
625	3.21%, 04/25/2012 ±	261
	Roundy’s Supermarkets, Inc.
939	3.20%, 11/03/2011 ±	858
	William Carter Co.
1,245	2.01%, 07/14/2012 ±	1,173

		4,692

	Consumer Staples - 0.2%
	Dole Food Co., Inc.
52	1.14%, 04/12/2013 ±	49
91	7.96%, 04/12/2013 ±	86
338	7.97%, 04/12/2013 ±	320
	WM Wrigley Jr. Co.
2,718	6.50%, 10/06/2014 ±	2,716

		3,171

	Energy - 0.1%
	Lyondell Chemical Co.
375	5.94%, 12/15/2009 ± Y	294
375	9.17%, 12/15/2009 * ± Y	381
	Lyondell Chemical Co., Dutch RC
17	5.75%, 12/20/2013 ± Y	5
	Lyondell Chemical Co., Dutch Tranche A
40	5.75%, 12/20/2013 ± Y	13
	Lyondell Chemical Co., German B-1
48	6.00%, 12/20/2014 ± Y	16
	Lyondell Chemical Co., German B-2
48	6.00%, 12/20/2014 ± Y	16
	Lyondell Chemical Co., German B-3
48	6.00%, 12/20/2014 ± Y	16
	Lyondell Chemical Co., Primary RC
63	5.75%, 12/20/2013 ± Y	21
	Lyondell Chemical Co., Term Loan A
121	5.75%, 12/20/2013 ± Y	40
	Lyondell Chemical Co., U.S. B-1
210	7.00%, 12/20/2014 ± Y	70
	Lyondell Chemical Co., U.S. B-2
210	7.00%, 12/20/2014 ± Y	70
	Lyondell Chemical Co., U.S. B-3
210	7.00%, 12/20/2014 ± Y	70

		1,012

	Finance - 0.2%
	Amerigroup Corp.
302	2.44%, 03/26/2012 ±	291
	Brickman Group Holdings, Inc.
1,167	2.43%, 01/23/2014 ±	1,039
	Community Health Systems, Inc.
87	2.68%, 07/25/2014 ±	78
1,697	3.45%, 07/25/2014 ±	1,525
	Golden Gate National
1,014	3.18%, 03/14/2011 ±	872

		3,805

	Health Care - 0.3%
	HCA, Inc.
915	3.47%, 11/17/2013 ±	824
The accompanying notes are an integral part of these financial statements.

The Hartford Total Return Bond Fund
Schedule of Investments — (continued)
April 30, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE w - 3.1% — (continued)
	Health Care - 0.3% — (continued)
	HealthSouth Corp.
$623	2.96%, 03/10/2013 ±	$558
	IASIS Healthcare Capital Corp.
66	0.34%, 03/17/2014 ±	59
	IASIS Healthcare Capital Corp., Delayed Draw Term Loan
247	2.43%, 03/17/2014 ±	218
	IASIS Healthcare Capital Corp., Term Loan B
713	2.43%, 03/17/2014 ±	630
	Life Technologies Corp.
1,346	5.25%, 11/23/2015 ±	1,340
	Skilled Healthcare Group, Inc.
1,687	2.67%, 06/15/2012 ±	1,428
	Vanguard Health Holdings Co. II LLC
469	2.68%, 09/23/2011 ±	442

		5,499

	Services - 0.6%
	Affinion Group, Inc.
758	3.73%, 10/17/2012 ±	663
	Cedar Fair L.P.
1,223	2.43%, 08/30/2012 ±	1,115
	Cengage
630	2.93%, 07/05/2014 ±	462
	Metavante Corp.
949	2.92%, 11/01/2014 ±	909
	R.H. Donnelley, Inc.
1,234	6.75%, 06/30/2011 ±	823
	Regal Cinemas, Inc.
1,319	4.97%, 10/27/2013 ±	1,270
	UPC Financing Partnership
797	2.32%, 12/31/2014 ±	719
	Venetian Macau Ltd.
360	2.68%, 05/25/2012 - 05/25/2013 ±	261
	West Corp.
933	2.83%, 10/24/2013 ±	789
	WideOpenWest Finance LLC
2,858	7.49%, 06/29/2015 ±	1,079

		8,090

	Technology - 0.5%
	Charter Communications Operating LLC
800	4.69%, 03/06/2014 ± Y	677
	CSC Holdings, Inc.
810	2.20%, 03/29/2013 ±	748
	Intelsat Bermuda Ltd., Term Loan B 2A
930	2.99%, 01/03/2014 ±	850
	Intelsat Bermuda Ltd., Term Loan B 2B
930	2.99%, 01/03/2014 ±	849
	Intelsat Bermuda Ltd., Term Loan B 2C
930	2.99%, 01/03/2014 ±	850
	Mediacom Broadband LLC, Term Loan D1
1,523	2.08%, 01/31/2015 ±	1,355
	Mediacom Broadband LLC, Term Loan D2
389	2.08%, 01/31/2015 ±	346
	MetroPCS Wireless, Inc.
1,328	3.17%, 11/04/2013 ±	1,238
	Time Warner Telecom Holdings, Inc.
1,611	2.43%, 01/07/2013 ±	1,459

		8,372

	Utilities - 0.4%
	Astoria Generating Co. Acquisitions LLC
390	4.20%, 08/23/2013 ±	318
	Calpine Corp.
2,567	4.10%, 03/29/2014 ±	2,201
	NRG Energy, Inc.
920	1.12%, 02/01/2013 ±	855
1,723	2.72%, 02/01/2013 ±	1,600
	Texas Competitive Electric Holdings Co. LLC
2,596	3.97%, 10/10/2014 - 10/12/2014 ±	1,762

		6,736

	Total senior floating rate interests: non-investment grade (cost $54,330)	$48,560

U.S. GOVERNMENT AGENCIES - 34.7%
	Federal Home Loan Mortgage Corporation - 16.0%
$23,261	4.00%, 02/01/2039 - 04/01/2039	$23,194
63,565	4.50%, 02/01/2039 - 03/01/2039	64,680
14,870	5.00%, 06/01/2038	15,301
2,056	5.03%, 06/01/2035 Δ	2,119
4,634	5.33%, 02/01/2037 Δ	4,825
6,265	5.39%, 08/01/2037 Δ	6,502
1,935	5.43%, 07/01/2036 Δ	2,013
7,779	5.46%, 05/01/2036 - 01/01/2037 Δ	8,101
21,367	5.50%, 02/01/2037 - 07/01/2037	22,064
1,081	5.82%, 10/01/2036 Δ	1,124
61,083	6.00%, 01/01/2023 - 06/01/2038	63,904
35,577	6.50%, 06/01/2036 - 03/01/2038	37,733

		251,560

	Federal National Mortgage Association - 15.6%
22,150	4.50%, 04/01/2039	22,563
472	4.66%, 06/01/2034 Δ	487
554	4.68%, 03/01/2035 Δ	571
1,498	4.69%, 09/01/2035 Δ	1,528
1,131	4.75%, 04/01/2035 Δ	1,165
364	4.84%, 05/01/2035 Δ	368
471	4.86%, 07/01/2035 Δ	484
733	4.87%, 04/01/2035 Δ	757
1,351	4.93%, 07/01/2035 Δ	1,384
76,482	5.00%, 04/01/2018 - 11/01/2038	79,055
1,081	5.08%, 11/01/2035 Δ	1,118
4,429	5.24%, 02/01/2038 Δ	4,572
5,251	5.26%, 01/01/2038 Δ	5,421
18,505	5.27%, 04/01/2038	19,128
42,376	5.50%, 01/01/2017 - 07/01/2037	43,913
4,762	6.00%, 03/01/2013 - 03/01/2033	5,023
56,320	6.50%, 04/01/2031 - 05/01/2038	59,751
1,793	7.00%, 10/01/2037	1,920
214	7.50%, 12/01/2029 - 09/01/2031	234

		249,442

	Government National Mortgage Association - 2.0%
9,587	5.50%, 05/15/2033 - 04/15/2038	9,983
19,185	6.00%, 10/15/2032 - 11/20/2037	20,028
2,290	6.50%, 09/15/2028 - 07/15/2032	2,445

		32,456

The accompanying notes are an integral part of these financial statements.

Shares or Principal Amount ╬			Market Value ╪
U.S. GOVERNMENT AGENCIES - 34.7% — (continued)
	Other Government Agencies - 1.1%
	Small Business Administration Participation Certificates:
$3,993	4.66%, 03/01/2029		4,094
2,651	4.76%, 02/01/2029		2,734
4,851	5.56%, 09/01/2027		5,179
4,955	5.57%, 10/01/2027		5,276

			17,283

	Total U.S. government agencies (cost $534,411)		$550,741

U.S. GOVERNMENT SECURITIES - 14.7%
	U.S. Treasury Bonds - 0.7%
$12,658	3.50%, 02/15/2039		$11,469
	U.S. Treasury Notes - 14.0%
18,880	0.88%, 03/31/2011		18,880
89,700	1.50%, 10/31/2010 ‡		90,723
95,360	1.75%, 03/31/2014		94,288
2,950	1.88%, 04/30/2014		2,930
16,108	2.75%, 02/15/2019		15,602

			233,892

	Total U.S. government securities (cost $235,542)		$233,892

PREFERRED STOCKS - 0.0%
	Banks - 0.0%
85	Federal Home Loan Mortgage Corp		$43

	Total preferred stocks (cost $2,139)		$43

	Total long-term investments (cost $1,560,570)		$1,501,776

SHORT-TERM INVESTMENTS - 4.8%
	Investment Pools and Funds - 3.4%
26,973	JP Morgan U.S. Government Money Market Fund		26,973
—	State Street Bank U.S. Government Money Market Fund		—
27,020	Wells Fargo Advantage Government Money Market Fund		27,020

			53,993

	Repurchase Agreements - 1.0%
$13,005	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 05/01/2009 in the amount of $13,005, collateralized by U.S. Treasury Bond 5.38%, 2031, value of $13,250) 0.15%, 04/30/2009		$13,005
3,638	UBS Securities, Inc. Repurchase Agreement (maturing on 05/01/2009 in the amount of $3,638, collateralized by U.S. Treasury Bond 7.50%, 2024, value of $3,720) 0.13%, 04/30/2009		3,638

			16,643

	U.S. Treasury Bills - 0.4%
6,420	0.20%, 05/21/2009 □ ο		6,420

	Total short-term investments (cost $77,056)		$77,056

	Total investments (cost $1,637,626)▲	99.5%	$1,578,832

	Other assets and liabilities	0.5%	7,424

	Total net assets	100.0%	$1,586,256

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 10.69% of total net assets at April 30, 2009.

▲	At April 30, 2009, the cost of securities for federal income tax purposes was $1,638,223 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$35,749
Unrealized Depreciation	(95,140)

Net Unrealized Depreciation	$(59,391)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at April 30, 2009, was $2,777, which represents 0.18% of total net assets.

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2009.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2009, was $106,536, which represents 6.72% of total net assets.

§	Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At April 30, 2009, the market value of these securities amounted to $4,726 or 0.30% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the first call date.

▶	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at April 30, 2009.
The accompanying notes are an integral part of these financial statements.

The Hartford Total Return Bond Fund

Schedule of Investments — (continued)
April 30, 2009 (Unaudited)
(000’s Omitted)

o	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

*	The cost of securities purchased on a when-issued or delayed delivery basis at April 30, 2009 was $1,059.

±	The interest rate disclosed for these securities represents the average coupon as of April 30, 2009.

y	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

EUR	— EURO
JPY	— Japanese Yen

□	Security pledged as initial margin deposit for open futures contracts at April 30, 2009.
Futures Contracts Outstanding at April 30, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
2 Year U.S. Treasury Note	117	Long	Jun 2009	$44
5 Year U.S. Treasury Note	31	Long	Jun 2009	$(44)
Euro-Schatz	87	Long	Jun 2009	$(8)
U.S. Long Bond	68	Long	Jun 2009	$(332)

				$(340)

*	The number of contracts does not omit 000’s.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/
Acquired	Par	Security	Cost Basis

06/2008	$800	AES El Salvador Trust, 6.75%, 02/01/2016 - Reg S	$736
03/2005	$13,599	Banc of America Commercial Mortgage, Inc., 4.52%, 09/11/2036 - 144A	151
08/2006	$1,230	Banc of America Securities Automotive Trust, 4.49%, 02/18/2013	1,228
08/2007	$19,079	Bayview Commercial Asset Trust, 7.50%, 09/25/2037 - 144A	2,637
04/2007	$1,000	Bayview Financial Acquisition Trust, 2.09%, 05/28/2037	1,000
10/2004	$9,811	Bear Stearns Commercial Mortgage Securities, Inc., 4.07%, 07/11/2042	196
12/2004	$8,397	Bear Stearns Commercial Mortgage Securities, Inc., 4.12%, 11/11/2041	150
04/2006	$25,050	CBA Commercial Small Balance Commercial Mortgage, 7.00%, 07/25/2035 - 06/25/2038 - 144A	555
02/2007	$—	Citigroup Mortgage Loan Trust, Inc., 0.00%, 01/25/2037 - 144A	—
08/2007	$8,601	Citigroup Mortgage Loan Trust, Inc., 5.91%, 07/25/2037	8,583
02/2007 - 04/2009	$318	Citigroup Mortgage Loan Trust, Inc., 12.00%, 01/25/2037 - 144A	551
08/2007	$9,284	Countrywide Home Loans, Inc., 6.00%, 10/25/2037	9,115
07/2007	$754	Credit-Based Asset Servicing and Securitization, 0.71%, 05/25/2036 - 144A	738
05/2007	$8,481	First Horizon Mortgage Pass- Through Trust, 5.83%, 05/25/2037	8,500
01/2008	$2,600	Ford Credit Floorplan Master Owner Trust, 0.63%, 06/15/2011	2,588
06/2006	$1,741	GE Business Loan Trust, 1.45%, 05/15/2034 - 144A	1,741
06/2006	$43,162	GE Business Loan Trust, 6.14%, 05/15/2034 - 144A	115
07/2004	$20,713	Goldman Sachs Mortgage Securities Corp. II, 4.38%, 08/10/2038 - 144A	122
05/2008	$740	Grupo Senda Autotransporte, 10.50%, 10/03/2015 - 144A	739
06/2006 - 06/2007	$3,500	Intelsat Bermuda Ltd., 9.25%, 06/15/2016	3,654
03/2007	$385	JP Morgan Automotive Receivable Trust, 12.85%, 03/15/2012	385
09/2006	$23,470	LB-UBS Commercial Mortgage Trust, 5.26%, 09/15/2039	529
10/2005	$851	Lehman Brothers Small Balance Commercial, 5.52%, 09/25/2030 - 144A	851
09/2006	$1,100	Lehman Brothers Small Balance Commercial, 5.62%, 09/25/2036 - 144A	1,100
07/2005	$813	Mashantucket Western Pequot Revenue Bond, 5.91%, 09/01/2021 - 144A	813
09/2006	$20,462	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.27%, 07/12/2046	548
04/2005 -08/2006	$2,995	Morgan Stanley Dean Witter Capital I, 8.05%, 08/25/2032 - Reg D	84
04/2007	$48	Nationstar Home Equity Loan Trust, 9.97%, 03/25/2037 - 144A	48
11/2006	$850	North Street Referenced Linked Notes, 2.09%, 04/28/2011 - 144A	803
05/2007	$2,685	Northgroup Preferred Capital Corp., 6.38%, 10/15/2017 - 144A	2,685
03/2007	$875	Option One Mortgage Loan Trust - Class M6, 6.99%, 03/25/2037	848
03/2007	$600	Option One Mortgage Loan Trust - Class M7, 6.99%, 03/25/2037	528
03/2007	$600	Option One Mortgage Loan Trust - Class M8, 6.99%, 03/25/2037	483
The accompanying notes are an integral part of these financial statements.

Period	Shares/
Acquired	Par	Security	Cost Basis

03/2005	$437	Popular ABS Mortgage Pass-Through Trust, 5.42%, 04/25/2035	$437
10/2001 - 11/2001	$1,900	Potlatch Corp., 13.00%, 12/01/2009	1,916
03/2005	$611	Renaissance Home Equity Loan Trust, 5.36%, 05/25/2035	611
03/2006	$1,256	Renaissance Home Equity Loan Trust, 5.75%, 05/25/2036	1,256
08/2007	$1,550	Renaissance Home Equity Loan Trust — Class M5, 7.00%, 09/25/2037	1,176
08/2007	$1,950	Renaissance Home Equity Loan Trust — Class M8, 7.00%, 09/25/2037	1,092
02/2007	$85	Soundview NIM Trust, 6.41%, 12/25/2036 - 144A	85
10/2007	$4,225	Swift Master Automotive Receivables Trust, 1.10%, 10/15/2012	4,225
06/2007	$4,760	Wamu Commercial Mortgage Securities Trust, 6.31%, 03/23/2045 - 144A	4,742
03/2008	$3,699	Wells Fargo Alternative Loan Trust, 6.25%, 11/25/2037	2,985
The aggregate value of these securities at April 30, 2009 was $42,550 which represents 2.68% of total net assets.

s	Senior floating rate interests in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate is the rate in effect at April 30, 2009.
Forward Foreign Currency Contracts Outstanding at April 30, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value ╪	Amount	Date	(Depreciation)
Australian Dollar (Buy)	$7,684	$7,705	05/04/09	$(21)
Euro (Sell)	16,960	16,923	05/20/09	(37)
Euro (Sell)	15,729	15,425	05/20/09	(304)
Euro (Buy)	15,743	15,537	05/20/09	206
Euro (Sell)	14,066	13,813	05/27/09	(253)
Euro (Buy)	8,155	8,153	05/27/09	2
Japanese Yen (Sell)	29,666	29,261	05/11/09	(405)
Japanese Yen (Sell)	459	459	05/11/09	—
Japanese Yen (Buy)	3,763	3,845	05/11/09	(82)
Japanese Yen (Sell)	7,542	7,601	05/11/09	59
Japanese Yen (Sell)	7,583	7,652	05/11/09	69
Japanese Yen (Sell)	15,488	15,343	05/11/09	(145)
Japanese Yen (Buy)	3,779	3,850	05/11/09	(71)
Japanese Yen (Buy)	8,005	7,833	05/11/09	172
Japanese Yen (Buy)	3,920	3,842	05/11/09	78
Japanese Yen (Buy)	7,483	7,366	05/11/09	117
Japanese Yen (Buy)	7,600	7,628	05/11/09	(28)
Japanese Yen (Buy)	7,624	7,593	05/12/09	31
Japanese Yen (Buy)	7,638	7,593	05/12/09	45
Japanese Yen (Sell)	7,623	7,646	05/12/09	23
Japanese Yen (Sell)	7,638	7,687	05/12/09	49

				$(495)

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.
The accompanying notes are an integral part of these financial statements.

The Hartford Total Return Bond Fund
Schedule of Investments — (continued)
April 30, 2009 (Unaudited)
(000’s Omitted)

FAS 157 Disclosure of Investment Valuation Hierarchy Levels

Assets:
Investment in securities — Level 1	$84,038
Investment in securities — Level 2	1,480,268
Investment in securities — Level 3	14,526

Total	$1,578,832

Other financial instruments — Level 1 *	$44
Other financial instruments — Level 2 *	851

Total	$895

Liabilities:
Other financial instruments — Level 1 *	$384
Other financial instruments — Level 2 *	1,346

Total	$1,730

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Assets:
	Securities:
	Balance as of October 31, 2008	$18,381
	Net realized loss	(2,510)
	Change in unrealized depreciation s	(1,876)
	Net sales	(161)
	Transfers in and /or out of Level 3	692

	Balance as of April 30, 2009	$14,526

s	Change in unrealized gains or losses relating to assets still held at April 30, 2009	$(3,260)

	Other financial instruments:
	Balance as of October 31, 2008	$—
	Net realized gain †	—
	Net purchases	—

	Balance as of April 30, 2009	$—

Liabilities:
	Other financial instruments:
	Balance as of October 31, 2008	$—
	Net realized gain †	—
	Net sales	—

	Balance as of April 30, 2009	$—

† The net realized gain earned during the period ended April 30, 2009, for other financial instruments		$350

The accompanying notes are an integral part of these financial statements.

The Hartford Total Return Bond Fund
Statement of Assets and Liabilities
April 30, 2009 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at fair value (cost $1,637,626)	$1,578,832
Cash	1,731
Foreign currency on deposit with custodian (cost $3,172)	3,236
Unrealized appreciation on forward foreign currency contracts	851
Receivables:
Investment securities sold	14,386
Fund shares sold	5,059
Dividends and interest	12,587
Variation margin	14
Other assets	250

Total assets	1,616,946

Liabilities:
Unrealized depreciation on forward foreign currency contracts	1,346
Payables:
Investment securities purchased	26,684
Fund shares redeemed	1,909
Investment management fees	135
Dividends	117
Distribution fees	58
Variation margin	22
Accrued expenses	262
Other liabilities	157

Total liabilities	30,690

Net assets	$1,586,256

Summary of Net Assets:
Capital stock and paid-in-capital	1,753,575
Accumulated distribution in excess of net investment income	(4,881)
Accumulated net realized loss on investments and foreign currency transactions	(102,873)
Unrealized depreciation of investments and the translation of assets and liabilities denominated in foreign currency	(59,565)

Net assets	$1,586,256

Shares authorized	850,000

Par value	$0.001

Class A: Net asset value per share/Maximum offering price per share	$9.49/$9.93

Shares outstanding	75,099

Net assets	$713,014

Class B: Net asset value per share	$9.44

Shares outstanding	8,060

Net assets	$76,079

Class C: Net asset value per share	$9.51

Shares outstanding	10,078

Net assets	$95,839

Class I: Net asset value per share	$9.50

Shares outstanding	748

Net assets	$7,099

Class R3: Net asset value per share	$9.63

Shares outstanding	31

Net assets	$295

Class R4: Net asset value per share	$9.62

Shares outstanding	1,718

Net assets	$16,528

Class R5: Net asset value per share	$9.62

Shares outstanding	35

Net assets	$334

Class Y: Net asset value per share	$9.61

Shares outstanding	70,438

Net assets	$677,068

The accompanying notes are an integral part of these financial statements.

The Hartford Total Return Bond Fund
Statement of Operations
For the Six Month Period Ended April 30, 2009 (Unaudited)
(000’s Omitted)

Investment Income:
Interest	$39,392
Securities lending	172

Total investment income	39,564

Expenses:
Investment management fees	3,826
Transfer agent fees	898
Distribution fees
Class A	832
Class B	365
Class C	445
Class R3	—
Class R4	18
Custodian fees	12
Accounting services	131
Registration and filing fees	77
Board of Directors’ fees	9
Audit fees	13
Other expenses	190

Total expenses (before waivers and fees paid indirectly)	6,816
Expense waivers	(192)
Transfer agent fee waivers	(31)
Custodian fee offset	—

Total waivers and fees paid indirectly	(223)

Total expenses, net	6,593

Net investment income	32,971

Net Realized Loss on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized loss on investments in securities	(65,805)
Net realized gain on futures and swap contracts	2,382
Net realized gain on foreign currency transactions	3,312

Net Realized Loss on Investments, Other Financial Instruments and Foreign Currency Transactions	(60,111)

Net Changes in Unrealized Appreciation of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation of investments	120,123
Net unrealized depreciation of futures	(1,852)
Net unrealized appreciation on translation of other assets and liabilities in foreign currencies	893

Net Changes in Unrealized Appreciation of Investments, Other Financial Instruments and Foreign Currency Transactions	119,164

Net Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	59,053

Net Increase in Net Assets Resulting from Operations	$92,024

The accompanying notes are an integral part of these financial statements.

The Hartford Total Return Bond Fund
Statement of Changes in Net Assets
(000’s Omitted)

	For the Six-Month
	Period Ended	For the
	April 30, 2009	Year Ended
	(Unaudited)	October 31, 2008
Operations:
Net investment income	$32,971	$67,225
Net realized loss on investments, other financial instruments and foreign currency transactions	(60,111)	(26,681)
Net unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	119,164	(172,204)

Net increase (decrease) in net assets resulting from operations	92,024	(131,660)

Distributions to Shareholders:
From net investment income
Class A	(20,528)	(33,441)
Class B	(2,038)	(3,587)
Class C	(2,405)	(4,187)
Class I	(206)	(288)
Class R3	(5)	(3)
Class R4	(430)	(445)
Class R5	(10)	(13)
Class Y	(19,738)	(28,086)

Total distributions	(45,360)	(70,050)

Capital Share Transactions:
Class A	41,684	140,751
Class B	210	1,928
Class C	5,707	15,602
Class I	771	3,949
Class R3	158	133
Class R4	3,363	11,396
Class R5	53	169
Class Y	97,881	283,425

Net increase from capital share transactions	149,827	457,353

Net increase in net assets	196,491	255,643
Net Assets:
Beginning of period	1,389,765	1,134,122

End of period	$1,586,256	$1,389,765

Accumulated undistributed (distribution in excess of) net investment income	$(4,881)	$7,508

The accompanying notes are an integral part of these financial statements.

The Hartford Total Return Bond Fund
Notes to Financial Statements
April 30, 2009 (Unaudited)
(000’s Omitted)
1.	Organization:

The Hartford Mutual Funds, Inc. (“Company”) is an open-end management investment company comprised of fifty-two portfolios. Financial statements for The Hartford Total Return Bond Fund (the “Fund”), a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge which is assessed on the lesser of the per share net asset value (“NAV”) of the shares at the time of redemption or the original purchase price, and declines from up to 5.00% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class I shares are sold without sales charges to certain eligible investors through advisory fee-based wrap programs. Classes R3, R4, R5 shares, which are offered to employer-sponsored retirement plans, and Class Y shares, which are sold to certain eligible institutional investors, are sold without a sales charge. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, with the exceptions that each class may have different expenses, which may affect performance, and except that Class B shares automatically convert to Class A shares after 8 years.

Effective at the close of business on September 30, 2009 (the “Close Date”), no new or additional investments will be allowed in Class B shares of The Hartford Mutual Funds (including investments through any systematic investment plan). After the Close Date, existing shareholders of Class B shares may continue to hold their Class B shares, exchange their Class B shares for Class B shares of another Hartford Mutual Fund (as permitted by existing exchange privileges), and redeem their Class B shares as described in the Fund’s prospectus. Reinstatement privileges with respect to Class B shares will continue under the current policy. If you have chosen to reinvest capital gains and dividends, any such capital gains or dividends on Class B shares will continue to be reinvested in Class B shares of the Fund. For Class B shares outstanding as of the Close Date, all Class B share attributes, including the 12b-1 fee, contingent deferred sales charge schedule, and conversion to Class A shares remain unchanged.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund, which are in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”).
a)	Security Transactions and Investment Income — Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate loan interests purchased in the secondary market is the date on which the transaction is entered into.

Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

b)	Security Valuation — The Fund generally uses market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary markets, but before the close of the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) that is expected to affect the value of the portfolio security. The circumstances in which the Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) thinly traded securities and (v) market events such as trading halts and early market closings.

Debt securities (other than short-term obligations and senior floating rate interests) held by the Fund are valued on the basis of valuations furnished by an independent pricing service which determines valuations for normal institutional size trading units of debt securities. Senior floating rate interests generally trade in over-the-counter markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Securities for which prices are not available from an independent pricing service are valued using market quotations obtained from one or more dealers that make markets in the securities in accordance with procedures established by the Fund’s Board of Directors. Generally, the Fund may use fair valuation in regard to debt securities when the Fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments that mature in 60 days or less are valued at amortized cost, which approximates market value.

Options contracts on securities, currencies, indexes, futures contracts, commodities and other instruments shall be valued at their most recent sales price at the Valuation Time on the Primary Market on which the instrument is primarily traded. If the instrument did not trade on the Primary Market, it may be valued at the most recent sales price at the Valuation Time on another exchange or market where it did trade.

Futures contracts are valued at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively. If a settlement price is not available, futures contracts will be valued at the most recent trade price as of the Valuation Time. If there were no trades, the contract shall be valued at the mean of the closing bid/ask prices as of the Valuation Time.

Financial instruments for which prices are not available from an independent pricing service are valued using market quotations obtained from one or more dealers that make markets in securities in accordance with procedures established by the Fund’s Board of Directors.

A forward currency contract shall be valued based on the price of the underlying currency at the prevailing interpolated exchange rate, which is a combination of the spot currency rate and the forward currency rate. Spot currency rates and forward currency rates are obtained from an independent pricing service on a daily basis not more than one hour before the Valuation Time.

Swaps are valued based on custom valuations furnished by an independent pricing service. Swaps for which prices are not available from an independent pricing service are valued in accordance with procedures established by the Fund’s Board of Directors.

Other derivative or contractual type instruments shall be valued using market prices if such instruments trade on an exchange or market. If such instruments do not trade on an exchange or market, such instruments shall be valued at a price at which the counterparty to such contract would repurchase the instrument. In the event that the counterparty cannot provide a price, such valuation may be determined in accordance with procedures established by the Fund’s Board of Directors.

The Hartford Total Return Bond Fund

Notes to Financial Statements — (continued)
April 30, 2009 (Unaudited)
(000’s Omitted)
c)	Foreign Currency Transactions — The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of portfolio security valuation resulting from fluctuations in the foreign currency exchange rates on portfolio securities from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

d)	Securities Lending — The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are fully collateralized at all times with cash and/or U.S. Government Securities and/or repurchase agreements. The cash collateral is then invested in short-term money market instruments. The repurchase agreements are fully collateralized by U.S. Government Securities. The adequacy of the collateral for securities on loan is monitored on a daily basis. For instances where the market value of collateral falls below the market value of the securities out on loan, such collateral is supplemented on the following business day.

While securities are on loan, the Fund is subject to the following risks: 1) that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, 2) that the earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan, 3) that the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, 4) that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, 5) that return of loaned securities could be delayed and could interfere with portfolio management decisions and 6) that any efforts to recall the securities for purposes of voting a proxy may not be effective. The Fund had no securities out on loan as of April 30, 2009.

e)	Joint Trading Account — Pursuant to an exemptive order issued by the SEC, the Fund may transfer uninvested cash balances into a joint trading account managed by Hartford Investment Management Company (“Hartford Investment Management”). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

f)	Repurchase Agreements — A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements as of April 30, 2009.

g)	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts that obligate the Fund to repurchase/replace or sell currencies at specified future dates. Forward foreign currency contracts may be used to hedge against adverse fluctuations in exchange rates between currencies.

Forward foreign currency contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar.

h)	Indexed Securities — The Fund may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Fund uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in using conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there may be a limit to the potential appreciation of the investment. The Fund had no investments in indexed securities as of April 30, 2009.

i)	Fund Share Valuation and Dividend Distributions to Shareholders — Orders for the Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of the Fund’s shares is determined as of the close of each business day of the Exchange. The NAV is determined separately for each class of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Orders for the purchase of the Fund’s shares prior to the close of the Exchange on any day on which the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

The Fund intends to distribute substantially all of its net investment income and net realized capital gains to shareholders no less frequently than once a year. Normally, dividends from net investment income are declared daily and paid monthly. Dividends are paid on shares beginning on the business day after the day when the funds used to purchase the shares are collected by the transfer agent for the Fund. Unless shareholders specify otherwise, all dividends will be automatically reinvested in additional full or fractional shares of the Fund.

Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences include but are not limited to foreign currency gains and losses, losses deferred due to wash sales adjustments, adjustments related to Passive Foreign Investment Companies and certain derivatives, and excise tax regulations. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts footnote).

j)	Illiquid and Restricted Securities — The Fund is permitted to invest up to 15% of its net assets in illiquid securities. “Illiquid Securities” are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid securities or other investments when its sub-adviser considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or investments were more liquid. A sale of illiquid securities or other investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities and investments also may be more difficult to value, due to the unavailability of reliable market quotations for such securities or investments, and investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund’s Board of Directors. The Fund, as shown in the Schedule of Investments, had illiquid or restricted securities as of April 30, 2009.

k)	Securities Purchased on a When-Issued or Delayed-Delivery Basis — Delivery and payment for securities that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis take place beyond the customary settlement period. During this period, such securities are subject to market fluctuations, and the Fund identifies securities segregated in its records with value at least equal to the amount of the commitment. As of April 30, 2009, the Fund had entered into outstanding when-issued or forward commitments with a cost of $1,059.

The Hartford Total Return Bond Fund

Notes to Financial Statements — (continued)
April 30, 2009 (Unaudited)
(000’s Omitted)
l)	Credit Risk — Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a Fund which holds securities with higher credit risk may fluctuate more than with less aggressive bond funds.

m)	Senior Floating Rate Interests — The Fund, as shown in the Schedule of Investments, may invest in senior floating rate interests. Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the Fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

n)	Prepayment Risks — Most senior floating rate interests and certain debt securities allow for prepayment of principal without penalty. Senior floating rate interests and securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, with respect to securities, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment risk is a major risk of mortgage-backed securities and certain asset-backed securities. Accordingly, the potential for the value of a senior floating rate interest or debt security to increase in response to interest rate declines is limited. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Senior floating rate interests or debt securities purchased to replace a prepaid loan or a debt security may have lower yields than the yield on the prepaid loan or debt security. Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests held may be substantially less than the stated maturities shown in the Schedule of Investments.

o)	Swaps — The Fund may enter into event linked swaps, including credit default swaps. The credit default swap market allows the Fund to manage credit risk through buying and selling credit protection on a specific issuer, an index, or a basket of issuers. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. A Fund will generally not buy protection on issuers that are not currently held by such Fund.

The Fund may enter into interest rate swaps. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a “notional principal amount,” in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates. The Fund had no outstanding swaps as of April 30, 2009.

p)	Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management’s estimates.

q)	Financial Accounting Standards Board Financial Accounting Standards No. 157 — Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. Fair value is defined under FAS 157 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Under FAS 157, a fair value measurement should reflect all of the assumptions that market participants would use in pricing the asset or liability, including assumptions about the risk inherent in a particular valuation technique, the effect of a restriction on the sale or use of an asset, and the risk of nonperformance.

Various inputs are used in determining the value of the Fund’s investment. These inputs are summarized, per FAS 157, into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 — Quoted prices in active markets for identical securities. Level 1 includes exchange-traded instruments such as domestic equities, some foreign equities, options, futures, mutual funds, ETF’s, and rights and warrants.

•	Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar securities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the security. Level 2 includes debt securities that are traded less frequently than exchange-traded instruments and that are valued using third party pricing services and foreign equities, whose value is determined using a multi-factor regression model with inputs that are observable in the market; and money market instruments, which are carried at amortized cost.

•	Level 3 — Significant unobservable inputs that are supported by little or no market activity. Level 3 includes financial instruments whose values are determined using broker quotes and require significant management judgment or estimation. This category includes broker quoted securities, long dated OTC options and securities where trading has been halted or there are certain restrictions on trading. While these securities are priced using unobservable inputs, the valuation of these securities reflects the best available data and management believes the prices are a good representation of exit price.
Individual securities within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

FAS 157 also requires that a roll forward reconciliation be shown for all Level 3 securities from the beginning of the reporting period to the end of the reporting period. Part of this reconciliation includes transfers in and/or out of Level 3. For purposes of this reconciliation, transfers in are shown at the end of period fair value and transfers out are shown at the beginning of period fair value.

Refer to the valuation hierarchy levels summary and the Level 3 roll forward reconciliation found following the Schedule of Investments.

FASB Staff Position No. 157-4 — In April 2009, FASB released FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP FAS 157-4”). FSP FAS 157-4 provides additional guidance on determining whether a market for a financial asset is not active and a transaction is not distressed when measuring fair value under FAS 157. The FSP also requires additional disclosure detail on debt and equity securities by major investment categories. FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. At this time, management is evaluating the implications of FSP FAS 157-4 and does not believe it will impact valuation but will require additional disclosure. This additional disclosure has not yet been implemented.

The Hartford Total Return Bond Fund

Notes to Financial Statements — (continued)
April 30, 2009 (Unaudited)
(000’s Omitted)
r)	Financial Accounting Standards Board Financial Accounting Standards No. 161 — In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company and any credit risk-related contingent features of the agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and has not yet implemented the new disclosure standard.

s)	Indemnifications: Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities law. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
3.	Futures and Options:
Futures and Options Transactions — The Fund may invest in futures and options contracts in order to gain exposure to or protect against changes in the market. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Fund enters into such futures contracts, it is required to deposit with a futures commission merchant an amount of “initial margin” of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called variation margin, to and from the broker, are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Fund.

At any time prior to the expiration of the futures contract, the Fund may close the position by taking an opposite position, which would effectively terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a gain or loss.

The use of futures contracts involves elements of market risk, which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contracts may decrease the effectiveness of the Fund’s strategy and potentially result in loss. The Fund, as shown on the Schedule of Investments, had outstanding futures contracts as of April 30, 2009.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently “marked-to-market” through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period.

The Fund may write (sell) covered options. “Covered” means that so long as the Fund is obligated as the writer of an option, it will own either the underlying securities or currency or an option to purchase or sell the same underlying securities or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will pledge cash or other liquid securities having a value equal to or greater than the fluctuating market value of the option securities or currencies. The Fund receives a premium for writing a call or put option, which is recorded on the Fund’s Statement of Assets and Liabilities and subsequently “marked-to-market” through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in the value of such options, which may exceed the related premiums received. As of April 30, 2009, there were no outstanding written options contracts.
4.	Federal Income Taxes:
a)	Federal Income Taxes — For federal income tax purposes, the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of regulated investment companies. The Fund has distributed substantially all of its income and capital gains in prior years and the Fund intends to distribute substantially all of its income and gains during the calendar year ending December 31, 2009. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable):

	For the Year Ended	For the Year Ended
	October 31, 2008	October 31, 2007
Ordinary Income	$70,069	$47,180
As of October 31, 2008, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$14,050
Accumulated Capital Losses*	$(40,165)
Unrealized Depreciation†	$(187,713)

Total Accumulated Deficit	$(213,828)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.

†	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable to the tax deferral of wash sales losses, the mark-to-market adjustment for certain derivatives in accordance with IRC Sec. 1256, the mark to market for Passive Foreign Investment Companies and basis differences in real estate investment trusts.
c)	Reclassification of Capital Accounts — In accordance with American Institute of Certified Public Accountants (AICPA) Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, the Fund has recorded reclassifications in its capital accounts. These reclassifications had no impact on the NAV of the Fund. The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as net operating losses that reduce distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. As of October 31, 2008, the Fund recorded reclassifications to increase undistributed net investment income by $7,365 and decrease accumulated net realized loss by $7,365.

d)	Capital Loss Carryforward — At October 31, 2008 (tax-year-end), the Fund had capital loss carryforwards for U.S. federal income tax purposes of approximately:

Year	Amount
2014	$8,509
2016	31,656

Total	$40,165

e)	Financial Accounting Standards Board Interpretation No. 48 — On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how

The Hartford Total Return Bond Fund

Notes to Financial Statements — (continued)
April 30, 2009 (Unaudited)
(000’s Omitted)
uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The Fund adopted FIN 48 for fiscal years beginning after December 15, 2006. Management has evaluated the implications of FIN 48 for all open tax years (tax years ended October 31, 2006 – 2008) and has determined there is no impact to the Fund’s financial statements.
5.	Expenses:
a)	Investment Management Agreements — Hartford Investment Financial Services, LLC (“HIFSCO”) serves as investment manager to the Fund pursuant to an Investment Management Agreement with The Hartford Mutual Funds, Inc. As investment manager, HIFSCO has overall investment supervisory responsibility for the Fund. In addition, HIFSCO provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HIFSCO has contracted with Hartford Investment Management for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HIFSCO, a portion of which may be used to compensate Hartford Investment Management.

The schedule below reflects the rates of compensation paid to HIFSCO for investment management services rendered during the six-month period ended April 30, 2009; the rates are accrued daily and paid monthly:

Average Daily Net Assets	Annual Fee
On first $500 million	0.550%
On next $500 million	0.525%
On next $4 billion	0.500%
On next $5 billion	0.480%
Over $10 billion	0.470%
b)	Accounting Services Agreement — Pursuant to the Fund Accounting Agreement between Hartford Life Insurance Company (“HLIC”) and the Fund, HLIC provides accounting services to the Fund and receives monthly compensation on the Fund’s average net assets. The Fund’s accounting service fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.018%
On next $5 billion	0.016%
Over $10 billion	0.014%
c)	Operating Expenses — Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within the Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund. During the six-month period ended April 30, 2009, HIFSCO has permanently limited the total operating expenses of this Fund, exclusive of taxes, interest expense, brokerage commissions, certain distribution expenses and extraordinary expenses as follows:

Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
1.00%	1.75%	1.75%	0.75%	1.25%	1.00%	0.85%	0.75%

d)	Fees Paid Indirectly — The Fund’s custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in the non-interest-bearing custody account. For the six-month period ended April 30, 2009, this amount is included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratio for the periods listed below would have been as follows:

	Annualized
	Six-Month
	Period	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	Ended April	October 31,	October 31,		October 31,	October 31,	October 31,
	30, 2009	2008	2007		2006	2005	2004
Class A Shares	1.00%	1.00%	1.00%		1.19%	1.20%	1.25%
Class B Shares	1.66	1.70	1.75		1.95	1.95	1.95
Class C Shares	1.75	1.74	1.75		1.86	1.87	1.86
Class I Shares	0.73	0.68	0.72		0.91 *
Class R3 Shares	1.25	1.25	1.25	†
Class R4 Shares	0.98	0.99	1.00	‡
Class R5 Shares	0.69	0.69	0.79	§
Class Y Shares	0.59	0.59	0.61		0.70	0.73	0.74

*	From August 31, 2006 (commencement of operations), through October 31, 2006

†	From December 22, 2006 (commencement of operations), through October 31, 2007

‡	From December 22, 2006 (commencement of operations), through October 31, 2007

§	From December 22, 2006 (commencement of operations), through October 31, 2007
e)	Distribution and Service Plan for Class A, B, C, R3 and R4 Shares — HIFSCO is the principal underwriter and distributor of the Fund. HIFSCO is engaged in distribution activities, which include marketing and distribution of shares through broker-dealers, financing distribution costs and maintaining financial books and records. For the six-month period ended April 30, 2009, HIFSCO received front-end load sales charges of $2,026 and contingent deferred sales charges of $109 from the Fund.

The Fund has adopted Distribution and Service Plans in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, to compensate the distributor (HIFSCO) for activities intended to result in the sale and distribution of Classes A, B, C, R3 and R4 shares and for providing services for shareholders. The Rule 12b-1 plan applicable to Class A shares of the Funds provides for payment of a Rule 12b-1 fee of up to 0.35% of average daily net assets; however, the Board of Directors has currently authorized 12b-1 payments of only up to 0.25%. Some or all of the fee may be used for shareholder servicing expenses with the remainder used for distribution expenses. Some or the entire Rule 12b-1 fee for Class B shares may be remitted to broker-dealers for distribution and/or shareholder account services. Under the Class B Plan, the Fund pays the distributor 1.00% of the average daily net assets of Class B shares that are outstanding for 8 years or less, 0.25% of which is a fee for services provided to existing shareholders with the remainder used for distribution expenses. After eight years, Class B shares convert to Class A shares. Upon conversion to Class A shares, the Class A plan described above will apply to those shares. Under the Class C Plan, the Fund pays the distributor 1.00% of the average daily net assets of Class C shares outstanding, 0.25% of which is intended as a fee for services provided to existing shareholders with the remainder used for distribution expenses. For Class C shares, some or the entire fee may be remitted to broker-dealers for distribution and/or shareholder account services. Class R3 shares have a distribution fee of 0.50% and Class R4 shares have a distribution fee of 0.25%. For Classes R3 and R4 shares, some or the entire fee may be remitted to broker dealers for distribution and/or shareholder account services. The Fund’s 12b-1 fees are accrued daily and paid monthly.

The Hartford Total Return Bond Fund

Notes to Financial Statements — (continued)
April 30, 2009 (Unaudited)
(000’s Omitted)
For the six-month period ended April 30, 2009, total sales commissions paid to affiliated brokers/dealers of The Hartford for distributing the Fund’s shares were $23. These commissions are in turn paid to sales representatives of the broker/dealers.

f)	Other Related Party Transactions — Certain officers of the Fund are directors and/or officers of HIFSCO and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2009, a portion of the Fund’s chief compliance officer’s salary was paid by the Fund in the amount of $3. Hartford Administrative Services Company (“HASCO”), an indirect wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO was compensated $881 for providing such services. These fees are accrued daily and paid monthly.

g)	Payments from Affiliate:

The total return in the accompanying financial highlights includes payment from affiliates. Had the payment from affiliates been excluded, the total return for the periods listed below would have been as follows:

	Impact from Payment
	from Affiliate for
	Transfer Agent
	Allocation	Total Return
	Methodology	Excluding Payment
	Reimbursements for	from Affiliate for
	the Year Ended	the Year Ended
	October 31, 2004	October 31, 2004
Class A	0.02%	5.08%
Class B	0.02	4.35
Class C	0.19	4.57
6.	Investment Transactions:

For the six-month period ended April 30, 2009, the Fund’s aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$852,038
Sales Proceeds Excluding U.S. Government Obligations	763,845
Cost of Purchases for U.S. Government Obligations	656,390
Sales Proceeds for U.S. Government Obligations	605,146

7.	Capital Share Transactions:

The following information is for the six-month period ended April 30, 2009 and the year ended October 31, 2008:

	For the Six-Month Period Ended April 30, 2009					For the Year Ended October 31, 2008
		Shares		Shares			Shares		Shares
		Issued for		Issued	Net Increase		Issued for		Issued	Net Increase
	Shares	Reinvested	Shares	from	(Decrease) of	Shares	Reinvested	Shares	from	(Decrease) of
	Sold	Dividends	Redeemed	Merger	Shares	Sold	Dividends	Redeemed	Merger	Shares
Class A
Shares	13,257	2,090	(10,893)	—	4,454	28,339	3,168	(18,011)	—	13,496
Amount	$123,560	$19,504	$(101,380)	$—	$41,684	$291,445	$32,295	$(182,989)	$—	$140,751
Class B
Shares	1,238	202	(1,418)	—	22	2,186	328	(2,347)	—	167
Amount	$11,466	$1,872	$(13,128)	$—	$210	$22,334	$3,336	$(23,742)	$—	$1,928
Class C
Shares	2,190	210	(1,791)	—	609	4,963	333	(3,873)	—	1,423
Amount	$20,468	$1,939	$(16,700)	$—	$5,707	$51,652	$3,403	$(39,453)	$—	$15,602
Class I
Shares	333	17	(268)	—	82	955	23	(602)	—	376
Amount	$3,112	$161	$(2,502)	$—	$771	$9,815	$232	$(6,098)	$—	$3,949
Class R3
Shares	26	1	(10)	—	17	14	—	(1)	—	13
Amount	$249	$5	$(96)	$—	$158	$144	$2	$(13)	$—	$133
Class R4
Shares	473	45	(162)	—	356	1,141	44	(98)	—	1,087
Amount	$4,469	$422	$(1,528)	$—	$3,363	$11,951	$450	$(1,005)	$—	$11,396
Class R5
Shares	6	1	(1)	—	6	25	1	(10)	—	16
Amount	$55	$9	$(11)	$—	$53	$261	$13	$(105)	$—	$169
Class Y
Shares	14,171	2,063	(5,877)	—	10,357	36,445	2,763	(12,911)	—	26,297
Amount	$133,525	$19,478	$(55,122)	$—	$97,881	$380,100	$28,346	$(125,021)	$—	$283,425
The following reflects the conversion of Class B Shares into Class A Shares (reflected as Class A Shares issued and Class B shares redeemed) for the six-month period ended April 30, 2009 and the year ended October 31, 2008:

	Shares	Dollars
For the Six-Month Period Ended April 30, 2009	234	$2,193
For the Year Ended October 31, 2008	283	$2,922
8.	Line of Credit:

The Fund is one of several Hartford Funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Fund is required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. During the six-month period ended April 30, 2009, the Fund did not have any borrowings under this facility.

9.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds”, equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

The Hartford Total Return Bond Fund

Notes to Financial Statements — (continued)
April 30, 2009 (Unaudited)
(000’s Omitted)
10.	Proposed Reorganization:

At a meeting held on May 6, 2009, the Board of Directors of The Hartford Mutual Funds, Inc. approved on behalf of The Hartford Income Allocation Fund (the “Acquired Fund”) and The Hartford Total Return Bond Fund (the “Acquiring Fund”), the reorganization of the Acquired Fund with and into the Acquiring Fund (the “Reorganization”).

Effective July 31, 2009, shares of the Acquired Fund will no longer be sold to new investors or existing shareholders (except through reinvested dividends) or be eligible for exchanges from other Hartford Mutual Funds.

The Board of Directors of The Hartford Mutual Funds, Inc. has called for a Special Meeting of Shareholders of the Acquired Fund (the “Meeting”) to be held on or about September 9, 2009, for the purpose of seeking the approval of the Agreement and Plan of Reorganization (the “Reorganization Agreement”) by the shareholders of the Acquired Fund.

If the Reorganization Agreement is approved by the shareholders of the Acquired Fund, the Reorganization Agreement contemplates: (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund that have an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund; (2) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Each shareholder of the Acquired Fund would receive shares of the Acquiring Fund equal in value to the shares of the Acquired Fund held by that shareholder as of the closing date of the Reorganization.

A proxy statement containing detailed information concerning the Reorganization is expected to be mailed to the Acquired Fund’s shareholders in July 2009, and may also be obtained at that time by contacting The Hartford Mutual Funds at P.O. Box 64387, St. Paul, MN 55164-0387.

The Hartford Total Return Bond Fund
Financial Highlights — (Unaudited)

	- Selected Per-Share Data - (a)									- Ratios and Supplemental Data -
															Ratio of		Ratio of		Ratio of
															Expenses		Expenses		Expenses
															to Average		to Average		to Average
															Net Assets		Net Assets		Net Assets
															Before		After		After
				Net											Waivers		Waivers		Waivers
				Realized											and		and		and
				and Un-			Distrib-			Net					Reimburse-		Reimburse-		Reimburse-		Ratio of
		Net	Pay-	realized		Dividends	utions			Increase	Net				ments and		ments and		ments and		Net Invest-		Port-
	Net Asset	Invest-	ments	Gain		from Net	from	Distri-		(Decrease)	Asset			Net Assets	Including		Including		Excluding		ment		folio
	Value at	ment	from	(Loss) on	Total from	Invest-	Realized	butions	Total	in Net	Value at			at End of	Expenses		Expenses		Expenses		Income to		Turn-
	Beginning	Income	(to)	Invest-	Investment	ment	Capital	from	Distri-	Asset	End of	Total		Period	not Subject		not Subject		not Subject		Average		over
Class	of Period	(Loss)	Affiliate	ments	Operations	Income	Gains	Capital	butions	Value	Period	Return(b)		(000’s)	to Cap(c)		to Cap(c)		to Cap(c)		Net Assets		Rate(d)
For the Six-Month Period Ended April 30, 2009 (Unaudited) (e)
A	$9.20	$0.20	$—	$0.37	$0.57	$(0.28)	$—	$—	$(0.28)	$0.29	$9.49	6 .32	%(f)	$713,014	1 .03	%(g)	1 .00	%(g)	1 .00	%(g)	4 .43	%(g)	90%
B	9.15	0.17	—	0.37	0.54	(0.25)	—	—	(0.25)	0.29	9.44	6 .02	(f)	76,079	1 .96	(g)	1 .66	(g)	1 .66	(g)	3 .78	(g)	—
C	9.22	0.17	—	0.37	0.54	(0.25)	—	—	(0.25)	0.29	9.51	6 .03	(f)	95,839	1 .76	(g)	1 .75	(g)	1 .75	(g)	3 .68	(g)	—
I	9.21	0.22	—	0.37	0.59	(0.30)	—	—	(0.30)	0.29	9.50	6 .59	(f)	7,099	0 .73	(g)	0 .73	(g)	0 .73	(g)	4 .68	(g)	—
R3	9.32	0.19	—	0.39	0.58	(0.27)	—	—	(0.27)	0.31	9.63	6 .32	(f)	295	1 .51	(g)	1 .25	(g)	1 .25	(g)	4 .14	(g)	—
R4	9.32	0.21	—	0.37	0.58	(0.28)	—	—	(0.28)	0.30	9.62	6 .35	(f)	16,528	0 .98	(g)	0 .98	(g)	0 .98	(g)	4 .44	(g)	—
R5	9.32	0.22	—	0.38	0.60	(0.30)	—	—	(0.30)	0.30	9.62	6 .62	(f)	334	0 .69	(g)	0 .69	(g)	0 .69	(g)	4 .73	(g)	—
Y	9.31	0.23	—	0.37	0.60	(0.30)	—	—	(0.30)	0.30	9.61	6 .57	(f)	677,068	0 .59	(g)	0 .59	(g)	0 .59	(g)	4 .84	(g)	—
For the Year Ended October 31, 2008
A	10.52	0.49	—	(1.29)	(0.80)	(0.52)	—	—	(0.52)	(1.32)	9.20	(7.99)		650,149	1.02		1.00		1.00		4.76		184
B	10.47	0.42	—	(1.29)	(0.87)	(0.45)	—	—	(0.45)	(1.32)	9.15	(8.68)		73,557	1.93		1.71		1.71		4.05		—
C	10.54	0.42	—	(1.30)	(0.88)	(0.44)	—	—	(0.44)	(1.32)	9.22	(8.66)		87,277	1.74		1.74		1.74		4.01		—
I	10.52	0.52	—	(1.28)	(0.76)	(0.55)	—	—	(0.55)	(1.31)	9.21	(7.62)		6,128	0.68		0.68		0.68		5.10		—
R3	10.64	0.47	—	(1.30)	(0.83)	(0.49)	—	—	(0.49)	(1.32)	9.32	(8.15)		130	1.44		1.25		1.25		4.62		—
R4	10.65	0.51	—	(1.32)	(0.81)	(0.52)	—	—	(0.52)	(1.33)	9.32	(7.98)		12,698	0.99		0.99		0.99		4.81		—
R5	10.64	0.54	—	(1.31)	(0.77)	(0.55)	—	—	(0.55)	(1.32)	9.32	(7.62)		271	0.70		0.70		0.70		5.08		—
Y	10.64	0.54	—	(1.31)	(0.77)	(0.56)	—	—	(0.56)	(1.33)	9.31	(7.62)		559,555	0.59		0.59		0.59		5.19		—
For the Year Ended October 31, 2007
A	10.59	0.49	—	(0.06)	0.43	(0.50)	—	—	(0.50)	(0.07)	10.52	4.11		601,301	1.07		1.00		1.00		4.71		268
B	10.54	0.41	—	(0.06)	0.35	(0.42)	—	—	(0.42)	(0.07)	10.47	3.36		82,376	1.96		1.75		1.75		3.95		—
C	10.61	0.42	—	(0.07)	0.35	(0.42)	—	—	(0.42)	(0.07)	10.54	3.33		84,793	1.78		1.75		1.75		3.95		—
I	10.60	0.53	—	(0.07)	0.46	(0.54)	—	—	(0.54)	(0.08)	10.52	4.42		3,050	0.72		0.72		0.72		5.04		—
R3(h)	10.76	0.41	—	(0.14)	0.27	(0.39)	—	—	(0.39)	(0.12)	10.64	2 .59	(f)	10	1 .38	(g)	1 .25	(g)	1 .25	(g)	4 .47	(g)	—
R4(i)	10.76	0.42	—	(0.12)	0.30	(0.41)	—	—	(0.41)	(0.11)	10.65	2 .90	(f)	2,928	1 .09	(g)	1 .00	(g)	1 .00	(g)	4 .95	(g)	—
R5(j)	10.76	0.43	—	(0.12)	0.31	(0.43)	—	—	(0.43)	(0.12)	10.64	2 .97	(f)	141	0 .79	(g)	0 .79	(g)	0 .79	(g)	5 .09	(g)	—
Y	10.71	0.54	—	(0.07)	0.47	(0.54)	—	—	(0.54)	(0.07)	10.64	4.46		359,523	0.61		0.61		0.61		5.09		—
For the Year Ended October 31, 2006
A	10.62	0.41	—	0.04	0.45	(0.42)	(0.06)	—	(0.48)	(0.03)	10.59	4.35		432,703	1.20		1.20		1.20		3.98		456
B	10.57	0.33	—	0.04	0.37	(0.34)	(0.06)	—	(0.40)	(0.03)	10.54	3.56		79,506	2.02		1.95		1.95		3.20		—
C	10.64	0.34	—	0.03	0.37	(0.34)	(0.06)	—	(0.40)	(0.03)	10.61	3.63		75,194	1.87		1.87		1.87		3.29		—
I(k)	10.51	0.08	—	0.09	0.17	(0.08)	—	—	(0.08)	0.09	10.60	1 .58	(f)	38	1 .01	(g)	0 .91	(g)	0 .91	(g)	4 .78	(g)	—
Y	10.73	0.47	—	0.04	0.51	(0.47)	(0.06)	—	(0.53)	(0.02)	10.71	4.89		285,255	0.70		0.70		0.70		4.48		—
For the Year Ended October 31, 2005
A	10.95	0.35	—	(0.24)	0.11	(0.40)	(0.04)	—	(0.44)	(0.33)	10.62	1.00		311,557	1.24		1.20		1.20		3.24		195
B	10.90	0.27	—	(0.24)	0.03	(0.32)	(0.04)	—	(0.36)	(0.33)	10.57	0.25		81,028	2.00		1.95		1.95		2.49		—
C	10.97	0.29	—	(0.25)	0.04	(0.33)	(0.04)	—	(0.37)	(0.33)	10.64	0.34		74,039	1.87		1.87		1.87		2.56		—
Y	11.06	0.40	—	(0.24)	0.16	(0.45)	(0.04)	—	(0.49)	(0.33)	10.73	1.45		188,156	0.73		0.73		0.73		3.73		—
For the Year Ended October 31, 2004
A	11.14	0.32	—	0.21	0.53	(0.35)	(0.37)	—	(0.72)	(0.19)	10.95	5 .10	(l)	298,903	1.27		1.25		1.25		2.98		171
B	11.09	0.24	—	0.22	0.46	(0.28)	(0.37)	—	(0.65)	(0.19)	10.90	4 .37	(l)	91,861	1.97		1.95		1.95		2.28		—
C	11.12	0.26	0.01	0.23	0.50	(0.28)	(0.37)	—	(0.65)	(0.15)	10.97	4 .76	(l)	89,504	1.86		1.86		1.86		2.37		—
Y	11.24	0.39	—	0.21	0.60	(0.41)	(0.37)	—	(0.78)	(0.18)	11.06	5.64		101,360	0.74		0.74		0.74		3.48		—

(a)	Information presented relates to a share outstanding throughout the indicated period.

(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(c)	Ratios do not include fees paid indirectly (See Expenses in the accompanying Notes to Financial Statements).

(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)	Per share amounts have been calculated using average shares outstanding method.

(f)	Not annualized.

(g)	Annualized.

(h)	Commenced operations on December 22, 2006.

(i)	Commenced operations on December 22, 2006.

(j)	Commenced operations on December 22, 2006.

(k)	Commenced operations on August 31, 2006.

(l)	Total return without the inclusion of the Payments from (to) Affiliate, as noted on the Statement of Operations, can be found in Expenses in the accompanying Notes to Financial Statements.

The Hartford Total Return Bond Fund
Directors and Officers (Unaudited)
The Board of Directors appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.
Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the Investment Company Act of 1940, as amended. Each officer and three of the Fund’s directors, as noted in the chart below, are “interested” persons of the Fund. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., which collectively consist of 100 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.
The table below sets forth, for each director and officer, his or her name, year of birth, current position with the Fund and date first elected or appointed to The Hartford Mutual Funds, Inc. (“MF”) and The Hartford Mutual Funds II, Inc. (“MF2”), principal occupation, and, for directors, other directorships held. The Fund’s statement of additional information contains further information on the directors and is available free of charge by calling 1-888-843-7824 or writing to Hartford Mutual Funds, P.O. Box 64387, St. Paul, MN 55164-0387.
Information on the aggregate remuneration paid to the directors of the Fund can be found in the Statement of Operations herein. The Fund pays a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of its officers or directors who are employed by The Hartford.
Non-Interested Directors
Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm. Since 2003, Mr. Birdsong has been an independent director of The Japan Fund. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an interested director of The Japan Fund.
Robert M. Gavin, Jr. (1940) Director since 2002 (MF) and 1986 (MF2), Chairman of the Board since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.
Duane E. Hill (1945) Director since 2001 (MF) and 2002 (MF2), Chairman of the Nominating Committee

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that serves as sponsor and lead investor in leveraged buyouts of middle market companies.
Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is Chairman and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions. Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm, from August 2004 to August 2005. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995-2003).
William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee

In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In July, 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (MF) and 2000 (MF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.
Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department during 1998-2006. Previously he was an endowed professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000-July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.
Interested Directors and Officers
Thomas M. Marra* (1958) Director since 2002

Mr. Marra has served as President and Chief Operating Officer of The Hartford Financial Services Group, Inc. (“The Hartford”) since 2007. Mr. Marra currently serves as Director of Hartford Life, Inc. (“HL, Inc.”). Mr. Marra served as Chief Operating Officer of Hartford Life Insurance Company, Inc. (“Hartford Life”) (2000-2008), as President of Hartford Life (2002-2008) and as Director of Hartford Life’s Investment Products Division from 1998 to 2000.

*  On February 24, 2009, The Hartford and Mr. Marra determined to enter into a mutually agreed separation whereby Mr. Marra will retire, and his role as an executive officer and employee of The Hartford will terminate, effective July 3, 2009. Mr. Marra will resign his position as a Director of the Fund effective June 25, 2009.
Lowndes A. Smith (1939) Director since 2002, Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance, Symetra Financial and as a Managing Director of Whittington Gray Associates.
John C. Walters* (1962) Director since 2008

Mr. Walters currently serves as Chief Executive Officer, President and Director of HL, Inc. Mr. Walters previously served as President of the U.S. Wealth Management Division of Hartford Life, Inc., as Co-Chief Operating Officer of Hartford Life Insurance Company (2007-2008) and as Executive Vice President and Director of its Investment Products Division (2000-2008). Mr. Walters also serves as Chairman of the Board, Chief Executive Officer, President and Director of Hartford Life Insurance Company and as Executive Vice President of The Hartford. In addition, Mr. Walters is Manager of HL Investment Advisors, LLC (“HL Advisors”).

* Mr. Walters previously served as President and Chief Executive Officer of the Fund (2007 — 2009).
Other Officers
Robert M. Arena, Jr. (1968) President and Chief Executive Officer since 2009 (served as Vice President of the Fund (2006 — 2009))

Mr. Arena serves as Executive Vice President of Hartford Life Insurance Company, (“Hartford Life”). Additionally, Mr. Arena is Director and Senior Vice President of Hartford Administrative Services Company, (“HASCO”), Manager, Chief Executive Officer and President of Hartford Investment Financial Services, LLC (“HIFSCO”) and HL Advisors. Prior to joining The Hartford in 2004, he was Senior Vice President in charge of Product Management for American Skandia/Prudential in the individual annuities division. Mr. Arena joined American Skandia in 1996.
Tamara L. Fagely (1958) Vice President, Treasurer and Controller since 2002 (MF) 1993 (MF2)

Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of Hartford Life. She served as Assistant Vice President of Hartford Life from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.
Brian Ferrell (1962) AML Compliance Officer since 2008

Mr. Ferrell has served as Assistant Vice President and AML Compliance Officer for The Hartford since 2006 and as AML Compliance Officer for HASCO and Hartford Investor Services Company, LLC (“HISC”) since 2008. Prior to joining The Hartford in 2006, Mr. Ferrell held various positions at the U.S. Department of the Treasury, (the “Treasury”), from 2001 to 2006 where he served as Chief Counsel for the Treasury’s Financial Crimes Enforcement Network, (“FinCEN”) from 2005 — 2006.

The Hartford Total Return Bond Fund
Directors and Officers (Unaudited) — (continued)
Thomas D. Jones, III (1965) Vice President and Chief Compliance Officer since 2006

Mr. Jones serves as Chief Compliance Officer for the Hartford Mutual Funds and Vice President and Director of Securities Compliance for The Hartford. He is also Vice President of HIFSCO, HL Advisors, and Hartford Life Insurance Company. Mr. Jones joined The Hartford in 2006 from SEI Investments, where he served as Chief Compliance Officer for its mutual funds and investment advisers. Prior to joining SEI, Mr. Jones was First Vice President and Compliance Director for Merrill Lynch Investment Managers (Americas) (“MLIM”), where he worked from 1992-2004. At MLIM, Mr. Jones was responsible for the compliance oversight of various investment products, including mutual funds, wrap accounts, institutional accounts and alternative investments.
Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald serves as Assistant General Counsel and Assistant Vice President of The Hartford and Chief Legal Officer and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, Assistant Vice President of Hartford Life, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Prior to joining The Hartford in 2005, Mr. Macdonald was Chief Counsel, Investment Management for Prudential Financial (formerly American Skandia Investment Services, Inc.). He joined Prudential in April 1999.
Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer serves as Senior Vice President of Hartford Life and as Director of its Investment Advisory Group in the Individual Markets Group segment. He also serves as Senior Vice President of HIFSCO and HL Advisors. Prior to joining The Hartford in 2004, Mr. Meyer was with MassMutual which he joined in 1987.
D. Keith Sloane (1960) Vice President since 2009

Mr. Sloane is a Senior Vice President of Hartford Life where he serves as Director of mutual fund product management for The Hartford’s mutual funds and 529 college savings businesses. Additionally, Mr. Sloane currently serves as Senior Vice President of HIFSCO, HL Advisors, and HASCO. Prior to joining The Hartford in 2007, Mr. Sloane was Director of product marketing and led the mutual fund business for Wachovia Securities (“Wachovia”) in their investment products group. Mr. Sloane joined Wachovia in 1995.
Jane Wolak (1961) Vice President since 2009

Ms. Wolak currently serves as Vice President of Hartford Life. Ms. Wolak joined Hartford Life as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001 — 2007.
HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2008 is available (1) without charge, upon request, by calling 888-843-7824 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Hartford Total Return Bond Fund
Expense Example (Unaudited)
Your Fund’s Expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (CDSC) (2) ongoing costs including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of October 31, 2008 through April 30, 2009.
Actual Expenses
The first column of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund’s annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
			Expenses paid			Expenses paid		Days in
			during the period			during the period		the	Days
	Beginning	Ending Account	October 31, 2008	Beginning	Ending Account	October 31,	Annualized	current	in the
	Account Value	Value	through	Account Value	Value	2008 through	expense	1/2	full
	October 31, 2008	April 30, 2009	April 30, 2009	October 31, 2008	April 30, 2009	April 30, 2009	ratio	year	year
Class A	$1,000.00	$1,063.23	$5.11	$1,000.00	$1,019.83	$5.00	1.00%	181	365
Class B	$1,000.00	$1,060.16	$8.47	$1,000.00	$1,016.56	$8.30	1.66	181	365
Class C	$1,000.00	$1,060.30	$8.93	$1,000.00	$1,016.11	$8.74	1.75	181	365
Class I	$1,000.00	$1,065.94	$3.73	$1,000.00	$1,021.17	$3.65	0.73	181	365
Class R3	$1,000.00	$1,063.23	$6.39	$1,000.00	$1,018.59	$6.25	1.25	181	365
Class R4	$1,000.00	$1,063.53	$5.01	$1,000.00	$1,019.93	$4.90	0.98	181	365
Class R5	$1,000.00	$1,066.23	$3.53	$1,000.00	$1,021.37	$3.45	0.69	181	365
Class Y	$1,000.00	$1,065.66	$3.02	$1,000.00	$1,021.86	$2.95	0.59	181	365

     THIS PRIVACY POLICY IS NOT PART OF THIS REPORT
Privacy Policy and Practices of
The Hartford Financial Services Group, Inc. and its Affiliates
(herein called “we, our, and us”)
This Privacy Policy applies to our United States Operations
We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.
This notice describes how we collect, disclose, and protect Personal Information.
We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.
We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.
Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.
To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.
As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.
We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a)	independent agents;

b)	brokerage firms;

c)	insurance companies;

d)	administrators; and

e)	service providers;
who help us serve You and service our business.
When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a)	taking surveys;

b)	marketing our products or services; or

c)	offering financial products or services under a joint agreement between us and one or more financial institutions.
We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a)	“opt-out;” or

b)	“opt-in;”
as required by law.
We only disclose Personal Health Information with:
a)	your proper written authorization; or

b)	as otherwise allowed or required by law.
Our employees have access to Personal Information in the course of doing their jobs, such as:
a)	underwriting policies;

b)	paying claims;

c)	developing new products; or

d)	advising customers of our products and services.
We use manual and electronic security procedures to maintain:
a)	the confidentiality; and

b)	the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.
Some techniques we use to protect Personal Information include:
a)	secured files;

b)	user authentication;

c)	encryption;

d)	firewall technology; and

e)	the use of detection software.
We are responsible for and must:
a)	identify information to be protected;

b)	provide an adequate level of protection for that data;

c)	grant access to protected data only to those people who must use it in the performance of their job-related duties.
Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.
At the start of our business relationship, we will give You a copy of our current Privacy Policy.
We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.
We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.
As used in this Privacy Notice:
Application means your request for our product or service.
Personal Financial Information means financial information such as:
a)	credit history;

b)	income;

c)	financial benefits; or

d)	policy or claim information.
Personal Health Information means health information such as:
a)	your medical records; or

b)	information about your illness, disability or injury.
Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a)	Personal Financial Information; and

b)	Personal Health Information.
Transaction means your business dealings with us, such as:
a)	your Application;

b)	your request for us to pay a claim; and

c)	your request for us to take an action on your account.
You means an individual who has given us Personal Information in conjunction with:
a)	asking about;

b)	applying for; or

c)	obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.
This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:
American Maturity Life Insurance Company; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford Fire, General Agency, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Advisory Company, LLC; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Retirement Services, LLC ; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Specialty Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC; Planco Financial Services, LLC; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Specialty Risk Services, LLC.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

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This information is written in connection with the promotion or marketing of the matter(s) addressed in this material. The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
You should carefully consider investment objectives, risks, and charges and expenses of The Hartford Mutual Funds before investing. This and other information can be found in the Fund’s prospectus, which can be obtained from your investment representative or by calling 888-843-7824. Please read it carefully before you invest or send money.
The Hartford Mutual Funds are underwritten and distributed by Hartford Investment Financial Services, LLC.
“The Hartford” is The Hartford Financial Services Group, Inc., and its subsidiaries.
Mutual fund inception dates range from 1949 to date. The Hartford Mutual Funds are not a subsidiary of The Hartford but are underwritten, distributed by, and advised by subsidiaries of The Hartford. Investments in The Hartford Mutual Funds are not guaranteed by The Hartford or any other entity. The Hartford Mutual Funds are underwritten and distributed by Hartford Investment Financial Services, LLC.
MFSAR-54 6/09 MUT 8372 Printed in U.S.A. © 2009 The Hartford, Hartford, CT 06117

Item 2. Code of Ethics.
     Not applicable to this semi-annual filing.
Item 3. Audit Committee Financial Expert.
     Not applicable to this semi-annual filing.
Item 4. Principal Accountant Fees and Services.
     Not applicable to this semi-annual filing.
Item 5. Audit Committee of Listed Registrants.
     Not applicable to this semi-annual filing.
Item 6. Schedule of Investments
     The Schedule of Investments is included as part of the semi-annual report filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
     Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since registrant last provided disclosure in response to this requirement.
Item 11. Controls and Procedures.
(a)	Based on an evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant’s management, including the Registrant’s officers, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
11	(a) (2)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

	(b)	Section 906 certification.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS, INC.
Date: June 4, 2009	By:	/s/ John C. Walters
John C. Walters
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 4, 2009	By:	/s/ John C. Walters
John C. Walters
Its: President

Date: June 4, 2009	By:	/s/ Tamara L. Fagely
Tamara L. Fagely
Its: Vice President, Controller and Treasurer

EXHIBIT LIST

99.CERT	11(a)(2)		Certifications

			(i) Section 302 certification of principal executive officer

			(ii) Section 302 certification of principal financial officer

99.906CERT	11	(b)	Section 906 certification of principal executive officer and principal financial officer